Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
September 30, 2024
VIPIGB-NPRT3-1124
1.808780.120
Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.8266% 4/19/2037 (b)(c)(d)	800,000	802,240
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	3,422,000	3,429,364
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 6.6386% 7/18/2037 (b)(c)(d)	5,437,000	5,454,649
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	2,568,000	2,577,345
TOTAL BAILIWICK OF JERSEY		12,263,598
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	915,679	931,014
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	1,270,356	1,285,226
TOTAL CANADA		2,216,240
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.692% 7/22/2037 (b)(c)(d)	1,752,000	1,758,831
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 6.5839% 7/17/2037 (b)(c)(d)	3,101,000	3,102,842
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 6.5336% 4/20/2034 (b)(c)(d)	5,797,905	5,800,682
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.6836% 7/20/2034 (b)(c)(d)	2,835,654	2,836,048
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	4,612,000	4,615,362
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 6.5714% 10/15/2032 (b)(c)(d)	3,701,000	3,702,162
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 6.5762% 4/25/2034 (b)(c)(d)	1,923,930	1,924,272
Ares Lv Clo Ltd Series 2021-55A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.693% 7/15/2034 (b)(c)(d)	2,566,230	2,568,850
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 6.6314% 1/15/2035 (b)(c)(d)	4,768,241	4,776,457
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 6.633% 4/15/2034 (b)(c)(d)	4,022,144	4,023,069
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.713% 10/15/2036 (b)(c)(d)	2,392,281	2,394,444
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	3,594,000	3,598,475
Barings Clo Ltd 2021-1 Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 6.5662% 4/25/2034 (b)(c)(d)	4,224,812	4,226,392
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 6.5858% 1/17/2035 (b)(c)(d)	4,846,852	4,862,910
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 6.553% 4/15/2029 (b)(c)(d)	488,530	488,825
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.7329% 7/25/2037 (b)(c)(d)	3,967,000	3,971,257
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 10/25/2034 (b)(c)(d)	2,218,566	2,222,448
Cedar Funding Ltd Series 2021-10A Class AR, CME Term SOFR 3 month Index + 1.3616%, 6.6436% 10/20/2032 (b)(c)(d)	2,890,154	2,891,021
Cedf 2016-6a Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 6.5936% 4/20/2034 (b)(c)(d)	3,494,185	3,496,393
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.7136% 10/20/2034 (b)(c)(d)	3,598,073	3,602,441
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.7436% 4/20/2034 (b)(c)(d)	3,860,350	3,863,018
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 6.582% 4/20/2035 (b)(c)(d)	2,526,193	2,530,263
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.8642% 4/18/2037 (b)(c)(d)	3,244,000	3,259,247
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.6814% 7/15/2037 (b)(c)(d)	3,148,000	3,151,570
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 6.52% 2/20/2035 (b)(c)(d)	1,889,869	1,892,341
Eaton Vance Clo 2020-1 Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.6914% 10/15/2037 (b)(c)(d)	3,105,000	3,120,003
Eaton Vance Clo Ltd / Eaton Vance Clo LLC Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.813% 1/15/2034 (b)(c)(d)	1,005,251	1,006,453
Eaton Vance Clo Ltd Series 2021-2A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.713% 1/15/2035 (b)(c)(d)	4,330,149	4,331,448
Eaton Vance Clo Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 0% 10/15/2037 (b)(c)(d)	4,331,000	4,331,767
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 6.5084% 5/20/2036 (b)(c)(d)	1,600,000	1,603,584
Flatiron Clo Ltd Series 2024-1A Class A1R, 1.36% 10/19/2037 (b)(d)	4,033,000	4,037,380
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 6.4371% 11/16/2034 (b)(c)(d)	2,357,041	2,361,873
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	962,499	905,031
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6736% 10/22/2034 (b)(c)(d)	2,531,935	2,535,140
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.8514% 4/15/2037 (b)(c)(d)	2,010,000	2,018,965
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 6.6314% 4/15/2035 (b)(c)(d)	5,870,431	5,880,546
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.882% 1/22/2037 (b)(c)(d)	1,852,000	1,860,012
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.6811% 4/19/2034 (b)(c)(d)	4,047,691	4,054,159
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 6.6436% 1/22/2035 (b)(c)(d)	4,115,814	4,117,806
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.683% 7/15/2034 (b)(c)(d)	2,572,810	2,573,247
Magne 2020-27a AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.6836% 10/20/2034 (b)(c)(d)	1,041,994	1,043,703
Magnetite CLO Ltd Series 2021-30A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 10/25/2034 (b)(c)(d)	4,363,331	4,364,527
Magnetite Xxi Ltd 2019-21a A Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 6.5636% 4/20/2034 (b)(c)(d)	3,374,400	3,377,572
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	3,646,000	3,653,489
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 6.6136% 10/20/2030 (b)(c)(d)	2,245,513	2,248,351
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.723% 7/18/2038 (b)(c)(d)	2,994,000	3,003,254
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.632% 7/20/2037 (b)(c)(d)	5,025,000	5,045,557
Oak Hill Credit Partners Series 2024-18A Class A1, 6.7917% 4/20/2037 (b)(d)	800,000	804,575
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6736% 10/20/2034 (b)(c)(d)	1,408,460	1,409,261
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	1,975,213	1,817,393
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 6.6636% 4/20/2034 (b)(c)(d)	4,820,896	4,823,490
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 6.6414% 1/15/2037 (b)(c)(d)	4,874,693	4,872,256
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.603% 4/23/2035 (b)(c)(d)	5,044,198	5,043,931
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.8465% 4/15/2037 (b)(c)(d)	2,544,000	2,556,046
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 6.623% 7/15/2032 (b)(c)(d)	580,272	580,835
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 6.6236% 4/20/2033 (b)(c)(d)	3,714,658	3,718,373
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	2,256,895	2,076,511
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	2,887,115	2,598,577
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.8461% 4/15/2037 (b)(c)(d)	2,428,000	2,431,195
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.7011% 7/19/2034 (b)(c)(d)	1,200,896	1,201,277
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.6936% 10/20/2034 (b)(c)(d)	4,837,926	4,844,844
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		187,812,051
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8251% 4/18/2037 (b)(c)(d)	2,499,000	2,513,086
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.782% 7/20/2035 (b)(c)(d)	3,019,149	3,021,124
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	3,329,000	3,337,193
TOTAL MULTI-NATIONAL		8,871,403
UNITED STATES - 3.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	2,291,384	2,378,304
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	2,094,698	2,174,158
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	1,188,824	852,380
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	142,557	137,600
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,907,610	1,832,451
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	713,637	428,234
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	2,443,086	2,273,152
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	4,791,146	4,384,079
Affirm Asset Securitization Tr 2023-X1 Series 2023-X1 Class A, 7.11% 11/15/2028 (d)	305,240	306,464
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	600,000	607,804
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	1,005,517	1,009,754
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 6.632% 7/20/2037 (b)(c)(d)	2,994,000	3,002,710
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 1.35% 10/20/2037 (b)(c)(d)(f)	1,106,000	1,106,000
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,889,000	1,911,797
American Express Cr Acc Mst Tr Series 2023-1 Class A, 4.87% 5/15/2028	3,780,000	3,825,024
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	640,383	608,417
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	268,430	222,133
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.693% 1/15/2035 (b)(c)(d)	3,615,104	3,619,326
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	3,722,567	3,427,940
Blackbird Capital Aircraft Lease Securitization Ltd 2016-1 Series 2016-1A Class A, 4.213% 12/16/2041 (d)(e)	2,119,425	2,106,327
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	730,000	744,973
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/2028	300,000	301,181
Carmax Auto Owner Tr 2023-2 Series 2023-2 Class A2A, 5.5% 6/15/2026	604,391	605,039
Carmax Auto Owner Tr 2023-4 Series 2023-4 Class A3, 6% 7/17/2028	1,737,000	1,781,156
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,374,000	1,411,668
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	611,001	569,807
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	1,935,543	1,771,233
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,232,658	841,679
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	450,095	435,079
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 6.602% 4/20/2035 (b)(c)(d)	4,498,016	4,498,484
Cfmt 2023-Hb12 LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	761,057	750,294
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	1,776,000	1,807,509
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	900,000	915,112
Cnh Equip Tr 2023-A Series 2023-A Class A2, 5.34% 9/15/2026	393,921	394,388
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,199,570	3,137,745
Discover Card Execution Note Trust Series 2023-A1 Class A, 4.31% 3/15/2028	1,800,000	1,803,153
Dllaa 2023-1a Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	362,136	363,972
Dllaa 2023-1a Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	770,000	787,896
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	700,000	704,534
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	598,000	614,046
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	2,300,000	2,329,182
Eaton Vance Clo Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.8399% 7/15/2037 (b)(c)(d)	3,140,000	3,154,428
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	1,100,000	1,112,591
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	1,100,000	1,132,104
Enterprise Fleet Fing 2023-3 LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	2,527,076	2,583,067
Finance of America HECM Buyout 2019-AB1 Series 2022-HB1 Class A, 2.6948% 2/25/2032 (b)(d)	1,470,647	1,447,912
Ford Credit Auto Owner Trust 2022-REV1 Series 2022-1 Class A, 3.88% 11/15/2034 (d)	1,000,000	990,524
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	2,100,000	2,120,854
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	2,300,000	2,355,747
GM Financial Automobile Leasing Trust 2023-2 Series 2023-2 Class A2A, 5.44% 10/20/2025	166,690	166,788
Gm Financial Leasing Trust 2023-3 Series 2023-3 Class A3, 5.38% 11/20/2026	786,000	791,998
Gm Financial Revolving Receivables Trust 2024-1 Series 2024-1 Class A, 4.98% 12/11/2036 (d)	1,771,000	1,817,227
Gm Finl Consumer Automobile Receivables Tr 2023-2 Series 2023-2 Class A3, 4.47% 2/16/2028	2,310,000	2,313,198
Gm Finl Consumer Automobile Receivables Tr 2023-3 Series 2023-3 Class A3, 5.45% 6/16/2028	1,600,000	1,623,903
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	800,000	811,505
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,087,441	1,005,870
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	700,000	712,130
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,400,000	2,440,753
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,978,000	2,010,393
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	1,300,000	1,332,757
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	522,115	525,224
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,000,000	2,043,653
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,300,000	1,298,262
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	1,198,791	1,213,714
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,600,000	1,625,916
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 6.2143% 1/25/2036 (b)(c)	29,753	29,474
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	696,164	713,767
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	2,620,328	2,460,637
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	2,874,300	2,766,033
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	2,568,150	2,408,436
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.8012% 7/25/2054 (b)(c)(d)	1,029,943	1,026,989
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	773,339	760,842
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	2,095,240	1,923,200
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	439,945	347,701
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	3,520,000	3,494,658
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	1,356,000	1,308,642
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	1,037,000	958,800
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,600,000	1,628,020
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,500,000	1,503,088
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,090,000	1,115,597
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	2,734,000	2,832,908
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	5,244,000	5,407,463
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	3,117,000	3,216,805
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	3,866,000	3,865,453
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	4,031,000	4,028,001
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,907,000	1,908,469
Terwin Mortgage Trust Series TMTS 2003-4HE Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.8293% 9/25/2034 (b)(c)	3,777	3,851
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	1,700,000	1,709,380
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	718,986	720,460
Toyota Lease Owner Trust 2023-A Series 2023-A Class A3, 4.93% 4/20/2026 (d)	1,864,000	1,865,193
Toyota Lease Owner Trust 2024-A Series 2024-A Class A3, 5.25% 4/20/2027 (d)	1,900,000	1,926,848
Upstart Securitization Tr 2022-1 Series 2022-1 Class A, 3.12% 3/20/2032 (d)	47,241	47,147
Usaa Auto Owner Tr 2024-A Series 2024-A Class A3, 5.03% 3/15/2029 (d)	1,200,000	1,219,464
Volkswagen Auto Lease Tr 2024-A Series 2024-A Class A3, 5.21% 6/21/2027	1,220,000	1,240,756
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	800,000	802,314
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	4,007,863	4,055,896
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	1,500,000	1,522,643
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,957,000	2,983,275
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,321,651	1,405,621
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,974,000	1,978,890
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	965,000	975,153
TOTAL UNITED STATES		165,574,576
TOTAL ASSET-BACKED SECURITIES (Cost $378,083,562)		376,737,868

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,567,000	1,618,113
KeyBank NA/Cleveland OH 6.95% 2/1/2028	800,000	847,665
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,715,159

TOTAL BANK NOTES (Cost $8,412,575)		7,180,937

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	2,470,794	2,306,492
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	4,035,460	3,710,816
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,857,702	1,870,427
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	2,677,540	2,646,516
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	1,820,037	1,802,201
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	1,037,904	996,001
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	807,491	794,461
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	5,220,154	4,796,876
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	1,024,663	948,206
Fannie Mae Guaranteed REMICS Series 2020-43 Class MA, 2% 1/25/2045	667,579	622,963
Fannie Mae Guaranteed REMICS Series 2020-45 Class JL, 3% 7/25/2040	37,347	34,608
Fannie Mae Guaranteed REMICS Series 2020-49 Class JA, 2% 8/25/2044	87,013	81,625
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	887,774	794,552
Fannie Mae Guaranteed REMICS Series 2020-80 Class BA, 1.5% 3/25/2045	859,349	763,067
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	443,603	399,429
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	654,813	592,004
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	105,825	88,853
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	112,400	94,842
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	119,449	100,790
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	365,903	312,366
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	100,939	90,474
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	1,162,907	1,038,490
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	763,780	686,350
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,739,932	1,577,542
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	161,354	144,472
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	382,238	356,611
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	443,060	416,196
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	349,705	332,782
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	386,997	364,620
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	223,318	206,448
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	553,257	546,522
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	1,128,487	1,019,959
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	3,070,059	2,761,753
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	117,684	105,762
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050	1,142,858	1,125,330
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	345,839	337,442
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	466,691	410,646
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,327,488	1,203,901
Fannie Mae Guaranteed REMICS Series 2022-5, 2.5% 6/25/2048	459,418	418,738
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	544,078	507,642
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	1,116,650	1,024,906
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	22,312	22,704
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,080,356	1,073,538
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	336,472	301,752
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	93,299	83,540
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	342,911	307,645
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	461,726	395,225
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-4993 Class LA, 2% 8/25/2044	633,405	594,488
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5000 Class MA, 2% 6/25/2044	2,775,407	2,594,857
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LC, 3% 10/25/2040	252,633	233,627
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LY, 3% 10/25/2040	191,783	177,396
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5041 Class LB, 3% 11/25/2040	429,581	397,151
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5083 Class VA, 1% 8/15/2038	1,003,398	952,654
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	270,530	231,731
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	363,975	311,087
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	359,844	304,723
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	340,858	304,069
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	584,519	522,606
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	116,495	106,540
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5182 Class A, 2.5% 10/25/2048	767,333	688,713
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	282,619	253,433
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	262,976	236,119
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	282,614	258,217
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	219,830	197,360
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	136,704	121,402
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5197 Class A, 2.5% 6/25/2049	219,831	197,361
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	214,519	196,220
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,005,565	918,841
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	230,124	210,633
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5210 Class AB, 3% 1/25/2042	635,638	599,599
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5236 Class P, 5% 4/25/2048	407,735	412,082
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,054,206	1,050,538
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 8.9341% 6/16/2037 (b)(c)	4,828	5,757
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	471,845	459,551
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	492,211	467,927
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,308,450	1,212,065
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	656,320	622,148
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	254,564	249,000
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	224,075	218,281
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	508,212	506,281
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	1,179,793	1,161,210
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	374,466	365,997
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,254,013	1,214,732
RMF Buyout Issuance Trust Series 2022-HB1 Class A, 4.272% 4/25/2032 (d)	18,086	18,059
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (b)(c)	861	798
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	1,293,791	1,233,720
TOTAL UNITED STATES		60,425,058
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,351,816)		60,425,058

Commercial Mortgage Securities - 6.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.3%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	2,189,000	2,035,878
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	491,000	423,505
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(d)	248,000	180,424
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 6.247% 1/15/2039 (b)(c)(d)	2,741,961	2,723,967
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.647% 1/15/2039 (b)(c)(d)	618,000	611,241
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 7.247% 1/15/2039 (b)(c)(d)	437,000	431,400
Bank 2017-Bnks Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,032,593	1,013,845
BANK 2018-BNK14 Series 2018-BN14 Class A4, 4.231% 9/15/2060	1,000,000	992,397
Bank 2019 Series 2019-BN23 Class ASB, 2.846% 12/15/2052	200,000	192,160
Bank 2019-Bnk19 Series 2019-BN19 Class ASB, 3.071% 8/15/2061	826,919	798,906
Bank 2019-Bnk21 Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	342,318
Bank 2020-Bnk26 Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,400,000	1,321,441
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,345,197	1,303,062
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	218,564	212,976
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	338,392	334,277
BANK Series 2021-BN33 Class XA, 1.1624% 5/15/2064 (b)(g)	13,383,039	636,995
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	700,000	638,518
BANK Series 2023-5YR3 Class A3, 6.724% 9/15/2056	800,000	860,220
Bank5 2023-5yr1 Series 2023-5YR1 Class A3, 6.26% 4/15/2056	1,200,000	1,260,377
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	620,131
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5065% 9/15/2056 (b)	1,817,000	1,981,835
Benchmark 2018-B4 Mtg Tr Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	768,011
Benchmark 2018-B8 Mtg Tr Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,214,190
Benchmark 2019-B10 Mtg Tr Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	988,801
Benchmark 2021-B27 Mtg Tr Series 2021-B27 Class XA, 1.3698% 7/15/2054 (b)(g)	2,762,218	154,511
Benchmark Mortgage Trust Series 2021-B28 Class ASB, 1.9804% 8/15/2054	1,850,000	1,674,727
Benchmark Mortgage Trust Series 2023-V3 Class A3, 6.3629% 7/15/2056	800,000	847,752
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,300,000	1,351,415
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 6.4387% 3/15/2041 (b)(c)(d)	1,699,000	1,693,691
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5032% 9/15/2054 (b)	700,000	729,845
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056	400,000	425,208
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 6.4685% 6/15/2041 (b)(c)(d)	2,329,000	2,324,634
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.7381% 6/15/2041 (b)(c)(d)	1,150,000	1,146,406
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.9378% 6/15/2041 (b)(c)(d)	813,000	809,951
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.9945% 4/15/2037 (b)(c)(d)	8,749,555	8,776,897
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.5435% 4/15/2037 (b)(c)(d)	2,324,753	2,332,018
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 6.1433% 4/15/2034 (b)(c)(d)	2,544,198	2,515,576
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 6.4433% 4/15/2034 (b)(c)(d)	1,864,321	1,834,026
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.7433% 4/15/2034 (b)(c)(d)	1,232,474	1,211,676
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 7.0433% 4/15/2034 (b)(c)(d)	1,293,785	1,271,952
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.9006% 10/15/2036 (b)(c)(d)	5,017,787	4,972,314
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 6.1103% 10/15/2036 (b)(c)(d)	733,467	722,923
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 6.3101% 10/15/2036 (b)(c)(d)	981,551	964,681
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.5098% 10/15/2036 (b)(c)(d)	952,598	934,439
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 7.159% 10/15/2036 (b)(c)(d)	3,312,521	3,275,255
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.8638% 5/15/2038 (b)(c)(d)	324,428	322,602
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.5875% 4/15/2037 (b)(c)(d)	3,417,503	3,416,435
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 6.1094% 2/15/2039 (b)(c)(d)	4,274,879	4,250,833
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 6.4088% 2/15/2039 (b)(c)(d)	1,523,190	1,512,718
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.6582% 2/15/2039 (b)(c)(d)	1,523,190	1,511,766
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 7.0573% 2/15/2039 (b)(c)(d)	1,523,190	1,510,814
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.8579% 12/9/2040 (b)(c)(d)	2,001,544	2,007,799
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 7.2873% 12/9/2040 (b)(c)(d)	442,292	442,568
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.7367% 12/9/2040 (b)(c)(d)	239,349	239,423
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,800,000	1,852,056
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.4882% 3/15/2041 (b)(c)(d)	8,682,614	8,683,134
BX Commercial Mtg Trust Series 2024-MDHS Class A, 6.7378% 5/15/2041 (b)(d)	5,037,215	5,043,512
BX Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (b)(d)(g)	61,700,000	2,090,365
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.8474% 10/15/2026 (b)(c)(d)	888,829	881,051
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 6.0115% 2/15/2036 (b)(c)(d)	300,000	298,593
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 7.2615% 8/15/2039 (b)(c)(d)	2,260,321	2,260,321
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 7.0365% 4/15/2037 (b)(c)(d)	1,742,221	1,741,133
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 7.3865% 4/15/2037 (b)(c)(d)	393,347	393,347
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.9355% 4/15/2037 (b)(c)(d)	329,369	329,369
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.5384% 4/15/2041 (b)(c)(d)	5,949,282	5,943,704
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.788% 4/15/2041 (b)(c)(d)	948,522	945,558
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 7.0377% 4/15/2041 (b)(c)(d)	787,303	784,843
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.5385% 2/15/2039 (b)(c)(d)	3,870,541	3,870,541
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.8881% 2/15/2039 (b)(c)(d)	485,033	483,972
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.7877% 3/15/2041 (b)(c)(d)	1,483,006	1,476,518
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 7.0374% 3/15/2041 (b)(c)(d)	1,969,329	1,960,713
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 6.464% 12/15/2037 (b)(c)(d)	300,000	299,813
Cf Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	5,401,623	5,074,543
Citigroup Coml Mtg Tr 2020-Gc46 Series 2020-GC46 Class AAB, 2.614% 2/15/2053	700,000	667,436
Citigroup Commercial Mortgage Trust 2016-C1 Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	390,489
Citigroup Commercial Mortgage Trust 2018-B2 Series 2018-B2 Class A4, 4.009% 3/10/2051	500,000	492,392
COMM Mortgage Trust Series 2015-LC19 Class A3, 2.922% 2/10/2048	1,267,680	1,265,880
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	411,988	403,696
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,151,161
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	599,542	577,806
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	775,000	794,393
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.9125% 11/15/2038 (b)(c)(d)	6,763,069	6,708,119
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 6.3317% 11/15/2038 (b)(c)(d)	898,954	894,997
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	2,159,000	2,209,035
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 6.2915% 7/15/2038 (b)(c)(d)	1,500,504	1,498,628
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.5915% 7/15/2038 (b)(c)(d)	1,138,743	1,136,252
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.9115% 7/15/2038 (b)(c)(d)	840,246	838,408
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 7.4615% 7/15/2038 (b)(c)(d)	1,692,076	1,695,346
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,797,050	2,772,230
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	319,683	315,798
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,736,961	1,704,542
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	3,500,000	3,425,664
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,700,000	2,632,073
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	498,245	487,586
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,375,132
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	981,378
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	600,000	591,419
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,572,421
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,400,000	2,375,362
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	4,400,000	4,358,912
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	698,647
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,400,000	2,389,105
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	498,502
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	500,000	496,301
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	400,000	372,956
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,303,162
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	5,500,000	5,129,767
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K750 Class A2, 3% 9/25/2029	3,200,000	3,061,803
Freddie Mac Multifamily Structured Pass Through Certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	1,100,000	1,117,156
Freddie Mac Multifamily Structured Pass Through Certificates Series 2023-K752 Class A2, 4.284% 7/25/2030	2,300,000	2,320,154
Freddie Mac Multifamily Structured Pass Through Certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	4,100,000	4,298,769
GS Mortgage Securities Trust 2015-GC34 Series 2015-GC34 Class A3, 3.244% 10/10/2048	178,110	175,560
GS Mortgage Securities Trust 2017-GS6 Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	266,596
Gs Mortgage Securities Trust 2018-3pck Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 7.1615% 9/15/2031 (b)(c)(d)	1,126,211	1,120,628
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	468,413
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 6.1615% 10/15/2036 (b)(c)(d)	3,667,747	3,636,384
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 6.3615% 10/15/2036 (b)(c)(d)	544,915	534,984
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.7615% 10/15/2036 (b)(c)(d)	449,243	441,521
Gs Mtg Secs Corp Tr 2012-Bwtr Series 2017-GS8 Class AAB, 3.313% 11/10/2050	806,588	793,545
Gs Mtg Secs Tr 2018-Gs10 Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	587,318
Gs Mtg Secs Tr 2018-Gs10 Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	682,522
Gs Mtg Secs Tr 2018-Gs10 Series 2018-GS10 Class AAB, 4.106% 7/10/2051	148,125	147,434
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.5856% 8/15/2039 (b)(c)(d)	6,086,000	6,101,215
Jp Morgan Chase Commercial Mortgage Securities Trust 2020-Mkst Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 5.693% 4/15/2037 (b)(c)(d)	1,439,036	1,399,463
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33 Class A3, 3.5043% 12/15/2048	338,448	334,216
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	215,732	212,632
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,614,098	1,588,235
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	277,000	252,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	505,398	389,864
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	715,868	517,931
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 6.3918% 5/15/2039 (b)(c)(d)	5,702,564	5,545,744
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.8904% 5/15/2039 (b)(c)(d)	4,064,838	3,873,028
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 7.1896% 5/15/2039 (b)(c)(d)	2,311,651	2,184,510
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.6384% 5/15/2039 (b)(c)(d)	2,054,528	1,910,188
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.9115% 3/15/2038 (b)(c)(d)	2,463,277	2,423,517
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 6.0915% 3/15/2038 (b)(c)(d)	792,459	778,684
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 6.3115% 3/15/2038 (b)(c)(d)	498,439	489,155
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.6115% 3/15/2038 (b)(c)(d)	693,402	679,626
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.9615% 3/15/2038 (b)(c)(d)	606,051	587,990
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	495,327	479,047
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,338,775
Morgan Stanley Capital I Trust Series 2019-MEAD Class A, 3.17% 11/10/2036 (d)	4,757,881	4,640,162
Morgan Stanley Capital I Trust Series 2019-MEAD Class B, 3.283% 11/10/2036 (b)(d)	687,483	662,381
Morgan Stanley Capital I Trust Series 2019-MEAD Class C, 3.283% 11/10/2036 (b)(d)	659,666	625,681
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	2,100,000	2,036,002
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	2,402,749	2,288,338
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 8.1856% 10/15/2028 (b)(c)(d)	2,060,765	2,080,085
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 9.1749% 10/15/2028 (b)(c)(d)	1,241,777	1,251,090
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.6955% 10/15/2036 (b)(c)(d)	5,959,792	5,900,194
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	1,332,172	1,372,634
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 7.0965% 2/15/2039 (b)(c)(d)	1,190,000	1,166,200
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.7465% 2/15/2039 (b)(c)(d)	619,000	602,364
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.788% 7/15/2036 (b)(c)(d)	1,392,068	1,385,108
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.9418% 11/15/2038 (b)(c)(d)	6,766,211	6,732,380
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 6.2908% 11/15/2038 (b)(c)(d)	2,984,257	2,961,875
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.54% 11/15/2038 (b)(c)(d)	1,556,296	1,542,679
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.7892% 11/15/2038 (b)(c)(d)	1,022,864	1,013,914
Ubs Coml Mtg Tr 2018-C9 Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	293,135
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	3,269,943	2,699,044
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	256,512	206,505
Wells Fargo Coml Mtg Tr 2015-C26 Series 2015-C26 Class A4, 3.166% 2/15/2048	1,900,655	1,887,946
Wells Fargo Coml Mtg Tr 2020-C55 Series 2020-C55 Class ASB, 2.651% 2/15/2053	500,000	477,943
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,260,731	1,231,896
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 6.4115% 5/15/2031 (b)(c)(d)	2,496,000	2,439,840
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	843,541
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 7.3407% 8/15/2041 (b)(c)(d)	600,000	599,753
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 7.0412% 8/15/2041 (b)(c)(d)	1,400,000	1,399,446
TOTAL UNITED STATES		282,769,316
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $285,913,843)		282,769,316

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $78,804,653)	856,765	76,046,462

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	1,788,000	1,679,603
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	1,363,000	1,146,623
TOTAL SAUDI ARABIA		2,826,226
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,470,285)		2,826,226

Non-Convertible Corporate Bonds - 23.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	1,485,000	1,396,829
Westpac Banking Corp 4.11% 7/24/2034 (b)	2,107,000	2,037,674

TOTAL AUSTRALIA		3,434,503
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,479,861
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,004,926
		2,484,787
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,053,423
TOTAL CANADA		3,538,210
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	4,281,000	4,198,702
Societe Generale SA 1.488% 12/14/2026 (b)(d)	5,527,000	5,293,923

TOTAL FRANCE		9,492,625
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	6,790,000	6,761,951
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,000,000	2,010,793
		8,772,744
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	2,477,000	2,459,089
TOTAL GERMANY		11,231,833
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (d)	4,177,000	3,971,042
IRELAND - 0.7%
Financials - 0.6%
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65% 10/29/2024	1,641,000	1,636,400
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,198,122
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,264,294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,314,006
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	4,712,000	4,689,285
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	1,774,000	1,769,506
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,860,094
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	2,058,000	2,079,027
		24,810,734
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	897,000	887,722
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	2,653,000	2,626,487
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	3,488,000	3,646,193
		7,160,402
TOTAL IRELAND		31,971,136
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	7,296,000	7,352,605
MEXICO - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos 4.5% 1/23/2026	3,020,000	2,920,340
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,151,311
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	5,185,231
Petroleos Mexicanos 6.49% 1/23/2027	2,174,000	2,140,745
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	2,979,577
Petroleos Mexicanos 6.5% 3/13/2027	2,742,000	2,685,789
Petroleos Mexicanos 6.7% 2/16/2032	9,246,000	8,267,311
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	4,913,480
Petroleos Mexicanos 6.84% 1/23/2030	2,517,000	2,326,966
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,200,879
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	7,144,433

TOTAL MEXICO		44,916,062
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,230,000	4,207,757
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	822,627	878,507
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,309,000	3,126,970
UBS Group AG 3.869% 1/12/2029 (b)(d)	2,282,000	2,232,828
UBS Group AG 4.125% 9/24/2025 (d)	2,986,000	2,976,620
UBS Group AG 4.194% 4/1/2031 (b)(d)	5,461,000	5,333,566
UBS Group AG 4.55% 4/17/2026	1,462,000	1,465,677
		15,135,661
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	609,081
TOTAL SWITZERLAND		15,744,742
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,094,654
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	906,000	900,922
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,890,000	1,965,928
Reynolds American Inc 4.45% 6/12/2025	824,000	821,511
Reynolds American Inc 5.7% 8/15/2035	689,000	717,840
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,360,865
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,940,119
		10,801,839
Financials - 0.4%
Banks - 0.4%
Barclays PLC 5.088% 6/20/2030 (b)	4,171,000	4,184,374
Barclays PLC 5.2% 5/12/2026	3,533,000	3,555,043
Barclays PLC 5.829% 5/9/2027 (b)	1,900,000	1,936,132
Barclays PLC 6.224% 5/9/2034 (b)	1,900,000	2,046,994
HSBC Holdings PLC 2.804% 5/24/2032 (b)	988,000	874,160
NatWest Group PLC 3.073% 5/22/2028 (b)	2,640,000	2,550,609
		15,147,312
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	1,287,000	1,218,993
TOTAL UNITED KINGDOM		27,168,144
UNITED STATES - 20.3%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	8,483,000	7,150,215
AT&T Inc 3.8% 12/1/2057	8,657,000	6,554,512
AT&T Inc 4.3% 2/15/2030	1,940,000	1,937,640
AT&T Inc 4.75% 5/15/2046	10,884,000	10,184,306
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,806,438
		28,633,111
Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,435,000	1,312,838
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,091,000	835,238
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	505,000	504,174
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,173,833
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	8,947,077
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,169,251
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,703,000	2,797,766
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,502,029
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,474,000	1,533,215
Discovery Communications LLC 3.625% 5/15/2030	1,973,000	1,777,583
Discovery Communications LLC 4.125% 5/15/2029	118,000	111,551
Fox Corp 5.476% 1/25/2039	1,027,000	1,036,097
Time Warner Cable LLC 4.5% 9/15/2042	525,000	402,290
Time Warner Cable LLC 5.5% 9/1/2041	965,000	836,720
Time Warner Cable LLC 5.875% 11/15/2040	852,000	772,622
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,355,061
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,254,409
Warnermedia Holdings Inc 3.638% 3/15/2025	1,270,000	1,261,086
Warnermedia Holdings Inc 3.755% 3/15/2027	2,484,000	2,401,898
Warnermedia Holdings Inc 4.054% 3/15/2029	743,000	703,870
Warnermedia Holdings Inc 4.279% 3/15/2032	3,451,000	3,065,634
Warnermedia Holdings Inc 5.05% 3/15/2042	1,789,000	1,460,383
Warnermedia Holdings Inc 5.141% 3/15/2052	5,047,000	3,892,624
		51,107,249
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,421,384
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,869,160
		8,290,544
TOTAL COMMUNICATION SERVICES		88,030,904

Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030	434,000	431,953
AutoZone Inc 3.625% 4/15/2025	649,000	644,580
AutoZone Inc 4% 4/15/2030	3,015,000	2,959,754
Lowe's Cos Inc 3.35% 4/1/2027	384,000	376,998
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,128,894
Lowe's Cos Inc 4.45% 4/1/2062	4,962,000	4,203,931
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,193,866
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	662,636
		12,602,612
Consumer Staples - 0.4%
Beverages - 0.2%
Molson Coors Beverage Co 5% 5/1/2042	7,433,000	7,277,806
Consumer Staples Distribution & Retail - 0.1%
Kroger Co/The 4.65% 9/15/2029	2,170,000	2,181,985
Kroger Co/The 4.9% 9/15/2031	2,170,000	2,184,030
Kroger Co/The 5% 9/15/2034	2,170,000	2,188,095
		6,554,110
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	379,107
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,694,294
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,860,969
Altria Group Inc 4.8% 2/14/2029	575,000	582,139
Altria Group Inc 5.95% 2/14/2049	753,000	790,155
		5,927,557
TOTAL CONSUMER STAPLES		20,138,580

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,221,183
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipeline Group Inc 4.5% 6/1/2025	758,000	755,928
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	547,000	579,296
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,473,000	1,571,691
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	440,000	490,670
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	793,000	893,129
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	475,000	543,029
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	693,118
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	1,406,000	1,516,330
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,255,229
Energy Transfer LP 4.95% 6/15/2028	2,298,000	2,337,167
Energy Transfer LP 5% 5/15/2050	3,733,000	3,372,469
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,198,394
Energy Transfer LP 5.4% 10/1/2047	766,000	729,420
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,334,816
Energy Transfer LP 6% 6/15/2048	834,000	853,866
Energy Transfer LP 6.25% 4/15/2049	800,000	841,201
Hess Corp 4.3% 4/1/2027	2,776,000	2,775,339
Hess Corp 5.6% 2/15/2041	7,441,000	7,742,055
Hess Corp 7.125% 3/15/2033	569,000	656,676
Hess Corp 7.3% 8/15/2031	762,000	872,594
Hess Corp 7.875% 10/1/2029	2,490,000	2,850,654
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	283,149
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,366,571
MPLX LP 4.8% 2/15/2029	640,000	649,962
MPLX LP 4.875% 12/1/2024	1,553,000	1,551,285
MPLX LP 4.95% 9/1/2032	3,480,000	3,493,206
MPLX LP 5.5% 2/15/2049	1,917,000	1,866,478
Occidental Petroleum Corp 5.55% 3/15/2026	3,587,000	3,627,821
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	1,001,812
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,820,856
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,486,201
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,954,281
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,094,045
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,139,133
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,223,005
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	714,315
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,515,989
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	540,419
Western Gas Partners LP 3.95% 6/1/2025	493,000	489,082
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,126,126
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,141,653
Western Gas Partners LP 4.75% 8/15/2028	656,000	655,121
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,565,336
Williams Cos Inc/The 3.9% 1/15/2025	690,000	687,111
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,609,386
Williams Cos Inc/The 5.3% 8/15/2052	824,000	799,339
		86,264,753
TOTAL ENERGY		87,485,936

Financials - 9.0%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)	8,618,000	7,460,192
Bank of America Corp 3.419% 12/20/2028 (b)	10,766,000	10,473,191
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,417,784
Bank of America Corp 4.45% 3/3/2026	861,000	862,182
Bank of America Corp 5.015% 7/22/2033 (b)	18,422,000	18,900,012
Bank of America Corp 5.425% 8/15/2035 (b)	6,500,000	6,663,168
Citigroup Inc 3.875% 3/26/2025	5,393,000	5,364,267
Citigroup Inc 4.3% 11/20/2026	983,000	982,003
Citigroup Inc 4.412% 3/31/2031 (b)	6,030,000	5,988,150
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,721,521
Citigroup Inc 4.6% 3/9/2026	1,246,000	1,249,311
Citigroup Inc 4.91% 5/24/2033 (b)	5,644,000	5,688,949
Citigroup Inc 5.5% 9/13/2025	3,136,000	3,155,115
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,273,360
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	5,882,000	6,099,932
Fifth Third Bancorp 4.895% 9/6/2030 (b)	4,500,000	4,557,101
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	2,452,000	2,255,223
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	7,267,000	7,305,963
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	15,530,000	15,533,290
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	4,507,000	4,603,354
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	3,241,000	3,072,083
Wells Fargo & Co 2.406% 10/30/2025 (b)	2,590,000	2,582,922
Wells Fargo & Co 3.526% 3/24/2028 (b)	5,273,000	5,173,151
Wells Fargo & Co 4.478% 4/4/2031 (b)	8,118,000	8,127,191
Wells Fargo & Co 5.013% 4/4/2051 (b)	9,125,000	8,946,918
Wells Fargo & Co 5.499% 1/23/2035 (b)	2,849,000	2,986,576
		152,442,909
Capital Markets - 2.7%
Ares Capital Corp 3.875% 1/15/2026	7,074,000	6,970,960
Athene Global Funding 5.339% 1/15/2027 (d)	5,719,000	5,814,393
Athene Global Funding 5.583% 1/9/2029 (d)	2,875,000	2,977,258
Blackstone Private Credit Fund 4.7% 3/24/2025	9,007,000	8,984,482
Blackstone Private Credit Fund 7.05% 9/29/2025	4,363,000	4,444,914
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	5,355,000	4,644,125
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	2,100,000	1,889,439
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	23,641,000	23,266,752
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,555,083
Goldman Sachs Group Inc/The 4.25% 10/21/2025	1,288,000	1,283,207
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,468,148
Moody's Corp 3.75% 3/24/2025	2,881,000	2,865,054
Morgan Stanley 3.125% 7/27/2026	12,469,000	12,246,844
Morgan Stanley 3.622% 4/1/2031 (b)	5,698,000	5,471,023
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,188,693
Morgan Stanley 4.431% 1/23/2030 (b)	2,495,000	2,500,455
Morgan Stanley 4.889% 7/20/2033 (b)	9,357,000	9,473,926
Morgan Stanley 5% 11/24/2025	8,309,000	8,349,762
Peachtree Corners Funding Trust 3.976% 2/15/2025 (d)	2,838,000	2,823,489
		120,218,007
Consumer Finance - 1.3%
Ally Financial Inc 5.8% 5/1/2025	2,973,000	2,983,638
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,367,711
Ally Financial Inc 8% 11/1/2031	1,535,000	1,737,800
Capital One Financial Corp 2.636% 3/3/2026 (b)	2,766,000	2,735,295
Capital One Financial Corp 3.273% 3/1/2030 (b)	3,538,000	3,326,406
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,521,949
Capital One Financial Corp 3.8% 1/31/2028	4,006,000	3,920,107
Capital One Financial Corp 4.985% 7/24/2026 (b)	3,566,000	3,566,241
Capital One Financial Corp 5.247% 7/26/2030 (b)	4,600,000	4,678,099
Discover Financial Services 4.1% 2/9/2027	1,620,000	1,606,493
Discover Financial Services 4.5% 1/30/2026	2,660,000	2,656,693
Ford Motor Credit Co LLC 4.063% 11/1/2024	9,996,000	9,984,556
Synchrony Financial 3.95% 12/1/2027	4,360,000	4,233,244
Synchrony Financial 5.15% 3/19/2029	3,615,000	3,606,781
		56,925,013
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	1,148,000	1,139,421
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,898,597
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,564,433
Corebridge Financial Inc 3.9% 4/5/2032	1,912,000	1,793,283
Corebridge Financial Inc 4.35% 4/5/2042	435,000	385,201
Corebridge Financial Inc 4.4% 4/5/2052	1,286,000	1,100,794
Corebridge Global Funding 5.9% 9/19/2028 (d)	2,307,000	2,426,746
Equitable Holdings Inc 4.35% 4/20/2028	2,412,000	2,402,938
Equitable Holdings Inc 4.572% 2/15/2029 (d)	832,000	828,808
Jackson Financial Inc 3.125% 11/23/2031	436,000	380,848
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,761,475
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,938,115
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	5,004,000	4,787,468
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,479,000	3,884,101
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,723,000	1,575,252
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,885,000	1,910,268
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	717,000	726,252
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	2,818,000	2,919,673
Pine Street Trust II 5.568% 2/15/2049 (d)	3,236,000	3,194,374
		38,618,047
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	6,263,000	5,787,497
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	2,324,000	2,334,108
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,281,308
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	3,298,000	2,391,809
MetLife Inc 5.375% 7/15/2033	6,529,000	6,946,901
Nuveen Finance LLC 4.125% 11/1/2024 (d)	1,006,000	1,004,913
Pacific LifeCorp 5.125% 1/30/2043 (d)	2,981,000	2,923,998
Unum Group 3.875% 11/5/2025	2,759,000	2,735,862
Unum Group 4% 6/15/2029	2,503,000	2,453,074
Unum Group 5.75% 8/15/2042	4,132,000	4,219,667
		33,079,137
TOTAL FINANCIALS		401,283,113

Health Care - 1.4%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,112,966
Amgen Inc 5.25% 3/2/2030	1,874,000	1,955,350
Amgen Inc 5.25% 3/2/2033	2,115,000	2,201,875
Amgen Inc 5.6% 3/2/2043	2,009,000	2,110,630
Amgen Inc 5.65% 3/2/2053	999,000	1,050,877
Amgen Inc 5.75% 3/2/2063	1,820,000	1,921,061
		11,352,759
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	5,569,000	5,128,631
Centene Corp 2.625% 8/1/2031	2,597,000	2,226,857
Centene Corp 3.375% 2/15/2030	2,896,000	2,668,712
Centene Corp 4.25% 12/15/2027	3,262,000	3,203,778
Centene Corp 4.625% 12/15/2029	5,066,000	4,957,496
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,088,914
CVS Health Corp 3% 8/15/2026	355,000	346,834
CVS Health Corp 3.625% 4/1/2027	1,019,000	1,004,804
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,196,614
CVS Health Corp 5% 1/30/2029	1,590,000	1,623,425
CVS Health Corp 5.25% 1/30/2031	652,000	671,299
HCA Inc 3.5% 9/1/2030	2,160,000	2,035,531
HCA Inc 3.625% 3/15/2032	487,000	450,336
HCA Inc 5.45% 4/1/2031	4,100,000	4,271,800
HCA Inc 5.625% 9/1/2028	2,246,000	2,331,107
HCA Inc 5.875% 2/1/2029	2,447,000	2,564,539
Humana Inc 3.7% 3/23/2029	1,508,000	1,467,339
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,674,360
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,184,994
		46,097,370
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	757,000	783,535
Mylan Inc 4.55% 4/15/2028	2,271,000	2,266,538
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	864,373
Viatris Inc 2.7% 6/22/2030	1,674,000	1,487,556
		5,402,002
TOTAL HEALTH CARE		62,852,131

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	1,681,000	1,686,087
Boeing Co 5.15% 5/1/2030	1,681,000	1,685,038
Boeing Co 5.705% 5/1/2040	1,703,000	1,661,602
Boeing Co 5.805% 5/1/2050	1,703,000	1,645,300
Boeing Co 5.93% 5/1/2060	1,680,000	1,609,218
Boeing Co 6.259% 5/1/2027 (d)	888,000	917,231
Boeing Co 6.298% 5/1/2029 (d)	1,138,000	1,197,275
Boeing Co 6.388% 5/1/2031 (d)	862,000	916,596
Boeing Co 6.528% 5/1/2034 (d)	923,000	990,624
Boeing Co 6.858% 5/1/2054 (d)	1,389,000	1,524,580
Boeing Co 7.008% 5/1/2064 (d)	1,311,000	1,444,431
		15,277,982
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	398,364
Carrier Global Corp 6.2% 3/15/2054	226,000	260,954
		659,318
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	3,659,000	3,616,070
TOTAL INDUSTRIALS		19,553,370

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 5.85% 7/15/2025	735,000	740,606
Dell International LLC / EMC Corp 6.02% 6/15/2026	634,000	649,216
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,416,333
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,268,967
		4,075,122
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)	944,000	876,482
Broadcom Inc 2.45% 2/15/2031 (d)	8,034,000	7,119,538
Broadcom Inc 2.6% 2/15/2033 (d)	8,034,000	6,887,103
Broadcom Inc 3.5% 2/15/2041 (d)	6,488,000	5,335,716
		20,218,839
Software - 0.2%
Oracle Corp 2.3% 3/25/2028	5,824,000	5,469,406
Oracle Corp 3.6% 4/1/2040	3,327,000	2,768,006
		8,237,412
TOTAL INFORMATION TECHNOLOGY		32,531,373

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.35% 11/15/2028	1,918,000	2,025,078
Celanese US Holdings LLC 6.55% 11/15/2030	1,944,000	2,095,415
Celanese US Holdings LLC 6.7% 11/15/2033	1,136,000	1,242,858
		5,363,351
Real Estate - 3.0%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	676,459
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,331,079
Store Capital LLC 4.625% 3/15/2029	1,018,000	997,889
VICI Properties LP 4.375% 5/15/2025	446,000	443,534
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,544,637
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,626,221
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,209,897
VICI Properties LP 5.75% 4/1/2034	503,000	526,795
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,017,900
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,881,657
WP Carey Inc 3.85% 7/15/2029	724,000	703,287
WP Carey Inc 4% 2/1/2025	3,043,000	3,028,575
		22,987,930
Health Care REITs - 1.0%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,414,681
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	684,526
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	761,727
Healthpeak OP LLC 3.25% 7/15/2026	325,000	319,408
Healthpeak OP LLC 3.5% 7/15/2029	373,000	357,794
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,556,000	3,060,066
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,901,000	1,732,111
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,163,820
Omega Healthcare Investors Inc 4.5% 1/15/2025	1,520,000	1,517,600
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,148,290
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,616,886
Omega Healthcare Investors Inc 5.25% 1/15/2026	3,228,000	3,239,900
Ventas Realty LP 3% 1/15/2030	4,331,000	4,011,462
Ventas Realty LP 4% 3/1/2028	1,273,000	1,255,877
Ventas Realty LP 4.125% 1/15/2026	884,000	879,737
Ventas Realty LP 4.375% 2/1/2045	433,000	376,846
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,738,140
		42,278,871
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	922,311
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	2,203,000	1,984,289
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,180,512
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,822,397
COPT Defense Properties LP 2% 1/15/2029	328,000	291,391
COPT Defense Properties LP 2.25% 3/15/2026	945,000	912,743
COPT Defense Properties LP 2.75% 4/15/2031	914,000	799,736
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	3,649,760
		12,640,828
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,503,443
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,118,122
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,877,204
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,759,548
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,144,232
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,363,622
		17,766,171
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	366,740
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,625,150
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,330,031
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,525,569
Sun Communities Operating LP 2.3% 11/1/2028	948,000	865,012
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,140,605
UDR Inc 5.125% 9/1/2034	1,692,000	1,709,233
		13,562,340
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,795,327
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,807,176
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,623,015
Kite Realty Group Trust 4% 3/15/2025	3,537,000	3,517,829
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,514,762
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	683,124
Realty Income Corp 2.2% 6/15/2028	453,000	420,723
Realty Income Corp 2.85% 12/15/2032	556,000	486,128
Realty Income Corp 3.25% 1/15/2031	579,000	540,140
Realty Income Corp 3.4% 1/15/2028	904,000	882,001
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,987,606
Simon Property Group LP 2.45% 9/13/2029	924,000	849,463
		23,107,294
TOTAL REAL ESTATE		133,265,745

Utilities - 1.1%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,409,855
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,794,911
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,364,291
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	431,923
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,425,305
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	750,000	660,731
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	2,595,000	2,241,627
Entergy Corp 2.8% 6/15/2030	1,621,000	1,480,958
Exelon Corp 2.75% 3/15/2027	829,000	802,226
Exelon Corp 3.35% 3/15/2032	1,006,000	933,491
Exelon Corp 4.05% 4/15/2030	988,000	972,904
Southern Co/The 4.85% 3/15/2035	5,500,000	5,544,334
		27,062,556
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	1,088,000	942,271
AES Corp/The 3.3% 7/15/2025 (d)	4,877,000	4,805,958
AES Corp/The 3.95% 7/15/2030 (d)	4,253,000	4,055,937
		9,804,166
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,549,791
NiSource Inc 3.6% 5/1/2030	2,477,000	2,378,443
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,839,063
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,213,038
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 7.4922% 5/15/2067 (b)(c)	810,000	784,243
		12,764,578
TOTAL UTILITIES		49,631,300

TOTAL UNITED STATES		912,738,415
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,155,311,325)		1,076,645,581

U.S. Government Agency - Mortgage Securities - 22.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.5%
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	29,277	29,750
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	2,526	2,568
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.392% 8/1/2036 (b)(c)	34,958	35,576
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.282%, 6.445% 10/1/2033 (b)(c)	3,991	4,074
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.852% 5/1/2035 (b)(c)	4,323	4,412
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,770,740	1,586,867
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,842,486	1,648,283
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	192,928	163,844
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,348,635	1,858,057
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,065,125	956,187
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	29,714	26,675
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	558,220	501,999
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,010,912	907,519
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	20,552	18,450
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	424,476	379,470
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	188,304	159,916
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	3,377,089	2,842,655
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	20,823	18,693
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,088,866	977,500
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	190,750	161,994
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	45,402	40,687
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	42,859	38,409
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	196,806	167,137
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,894,750	1,498,979
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	55,832	50,035
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	20,777	18,587
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	56,874	50,968
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	200,600	170,359
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	58,023	51,907
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	58,205	52,070
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	30,795	27,549
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	63,084	56,435
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	60,724	54,323
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	786,696	621,881
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	43,465	38,883
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	62,613	56,013
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	64,721	57,899
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,101,181	871,169
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	963,692	886,586
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,354,710	3,648,676
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	69,559	57,912
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	637,002	585,836
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	63,071	55,447
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	19,276	16,790
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	364,627	307,446
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,597,381	2,177,076
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,268,920	1,901,766
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,951,984	1,640,386
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,692,453	1,482,578
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,047,606	913,440
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	842,292	734,421
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	263,602	220,534
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	67,827	56,173
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	66,800	55,323
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	222,523	185,263
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,404,919	1,288,998
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	175,915	161,125
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	208,483	182,630
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	16,094	14,098
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	556,916	485,071
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,586,379	1,326,203
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,596,213	3,851,024
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,115,442	934,594
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,854,801	1,554,080
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,729,106	2,290,044
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	813,666	790,618
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,242,983	1,140,423
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	17,182	15,051
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	746,251	648,348
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	859,199	746,478
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,565	14,662
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,423,292	1,184,971
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,598	15,383
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	2,271,113	1,973,157
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,679	15,592
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	550,943	460,585
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	551,755	462,298
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	476,052	397,233
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	673,533	617,959
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	77,739	68,415
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,616,370	2,195,445
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	292,677	268,528
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,575,282	3,131,925
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	461,103	422,625
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	57,114	50,263
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	3,347,851	2,920,142
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2042	788,257	684,842
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,840,655	2,603,606
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	984,886	859,369
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	145,450	126,868
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	671,879	586,883
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	293,320	245,855
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	347,333	291,562
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	113,014	94,762
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	115,455	96,664
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	35,271	29,409
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	257,131	246,933
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	52,548	50,265
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	471,693	444,706
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	16,151	14,721
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	1,035,675	942,135
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	379,513	331,204
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	490,946	424,249
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	139,512	121,753
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	255,712	245,726
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	190,350	174,864
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	5,330,236	4,671,723
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	332,859	289,344
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	191,172	166,538
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,615,580	3,130,486
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	58,912	57,204
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	166,833	160,315
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	78,729	75,337
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	68,195	65,304
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	691,071	621,459
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	145,348	131,116
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,066,760	959,305
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,381,959	1,203,023
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,697,821	3,225,960
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,814,502	1,578,993
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,177,813	3,617,285
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	460,326	442,070
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	129,296	123,718
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,330,563	1,276,928
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,659,022	1,447,322
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,512,940	2,186,779
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	322,945	305,377
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	146,056	140,349
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	107,305	101,401
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	422,755	381,888
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,590	13,606
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	10,987	10,014
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	131,660	120,003
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	174,500	158,722
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	258,992	248,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	394,552	356,411
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,117,934	1,862,235
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	140,733	128,272
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	154,491	140,522
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	196,149	177,188
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	55,142	49,742
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	150,897	136,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,315,390	2,020,657
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	428,015	373,532
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,728	16,344
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,438,847	1,250,746
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	625,911	545,259
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	612,371	534,421
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	42,196	40,296
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	264,277	240,877
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	749,002	656,936
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	4,154,642	3,996,050
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	267,459	243,777
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	157,936	142,916
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	274,196	247,690
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	39,590	36,369
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,690,946	2,344,203
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	266,024	230,831
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,109,608	1,837,774
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,168,961	1,889,478
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	646,311	608,930
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	888,182	800,936
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	77,755	67,323
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	136,236	131,489
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	754,736	727,730
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,982	22,443
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	130,159	120,774
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	46,165	43,081
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,440	18,057
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,596	7,947
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,040	26,134
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,498	25,517
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	92,623	85,843
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,969	30,579
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	114,044	105,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,739	18,275
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,942	19,436
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,391	18,006
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	792,337	716,950
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	16,321	14,686
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	699,224	631,167
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,435,167	3,102,962
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	423,308	410,674
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	541,166	493,863
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	40,648	36,917
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,871	4,424
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	46,665	42,240
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	449,870	406,364
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	58,512	52,798
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	47,102	42,473
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (j)	6,655,392	6,049,207
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	23,522	22,899
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	96,623	94,412
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,807	16,553
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,881	33,232
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,607	12,577
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,662	18,346
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,368	18,164
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	156,230	141,365
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,316,404	1,195,680
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	362,873	327,441
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	248,117	242,052
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	324,210	315,439
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	300,132	289,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	1,038,406	1,001,250
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	146,867	141,841
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,728	15,470
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	51,989	48,276
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,297	17,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,610	15,410
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	49,130	45,501
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	47,834	44,431
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	68,683	63,782
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,767	19,387
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	49,155	45,617
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	50,983	47,219
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	127,768	118,709
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,622	7,118
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,351	2,177
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,446,727	1,309,079
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	567,090	514,730
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	504,327	455,555
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,950,935	3,576,261
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	439,956	398,784
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	172,164	168,562
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	994,541	965,481
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	66,553	65,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	602,871	559,200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	68,874	63,944
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	786,088	729,343
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	59,191	54,730
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	307,187	285,299
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	48,393	44,800
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,655	4,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	282,174	261,876
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,089,230	992,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,592,971	2,342,213
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,236,095	1,118,488
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,102,674	997,760
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	131,834	128,510
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	372,906	362,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	101,911	98,933
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	48,565	47,146
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	43,497	42,381
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	444,945	431,944
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	64,431	59,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	73,141	67,401
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,486	7,702
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,526	8,652
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	691,565	624,254
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	126,680	117,099
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	160,515	148,959
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	73,842	66,724
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	47,227	43,786
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,086	25,121
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,603	39,488
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	58,321	54,088
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	10,767	9,920
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,655	8,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	83,455	76,812
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	295,075	268,914
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	513,182	497,866
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	11,347	11,009
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	54,548	50,629
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	31,103	28,628
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,990	11,047
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	49,801	45,168
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,899,660	3,533,504
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	312,970	304,696
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	195,538	191,211
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	41,355	38,341
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	35,496	32,704
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	39,780	36,651
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,785,142	1,626,313
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	26,118	23,568
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	56,294	50,814
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	405,309	394,686
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	375,555	347,810
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	180,252	165,679
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	30,600	28,126
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	87,027	79,991
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	66,699	60,682
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	14,539	13,160
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	651,629	589,833
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	785,358	713,827
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	69,498	62,777
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	70,834	68,978
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	87,165	84,916
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	406,094	396,232
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	446,548	407,236
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	61,766	55,909
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	31,277	28,223
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	148,677	142,775
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	62,317	59,061
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	130,493	123,431
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,001,663	947,454
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	364,634	344,900
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	121,108	114,554
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,042,735	988,584
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	154,557	146,096
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	224,975	212,800
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	29,575	27,975
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	411,609	391,905
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	163,236	153,292
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,242,011	1,177,511
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	129,713	122,693
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	401,030	382,084
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	11,425,272	10,725,715
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	60,877	58,346
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	51,480	48,694
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	621,456	581,463
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,300,896	1,248,218
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	60,980	58,578
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	189,310	179,420
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	84,206	79,648
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	172,628	162,112
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	262,457	246,223
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	152,679	146,775
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	445,957	418,651
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	390,127	374,831
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	138,522	133,114
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	90,146	86,492
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	758,044	719,151
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	632,099	599,668
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	421,057	398,533
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,284,331	2,149,460
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	21,281	20,539
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	331,486	319,049
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	39,430	37,810
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	238,464	229,230
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	236,183	223,548
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	89,784	84,981
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,185,099	1,104,760
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	4,287,712	4,015,800
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	122,886	116,312
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	112,936	106,894
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	177,275	167,792
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	169,892	160,803
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	736,640	703,874
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	45,189	43,746
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	175,947	169,101
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	182,998	173,208
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	174,444	165,113
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2035	2,731,433	2,681,728
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	102,677	97,120
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	249,682	237,886
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,585	3,528
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	16,367	16,115
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,599	6,493
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	97,849	95,831
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	15,825	15,498
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	77,452	75,855
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,553	27,119
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	180,968	177,861
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	191,887	187,750
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	31,233	30,550
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	250,211	244,816
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	434,499	425,403
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,154,543	2,120,689
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,689	1,661
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	222,433	218,801
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	121,864	119,199
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	59,163	57,869
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	2,198,013	2,137,573
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,083	4,018
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,569	5,494
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	61,983	60,743
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	8,918	8,718
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	39,976	39,077
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	22,579	22,086
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	52,938	51,631
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,737	16,455
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	17,098	16,850
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,973	10,789
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	128,208	126,028
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,983	13,739
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,607,965	1,570,785
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	32,596	32,036
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	30,751	30,246
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,716	6,573
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	999,482	979,807
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,278	4,205
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	70,981	69,815
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	211,182	207,629
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,865	28,362
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	154,821	151,935
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	4,052,136	3,972,178
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	7,639	7,477
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	21,200	20,723
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	28,692	27,975
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	9,707	9,464
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	88,737	86,519
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	9,635	9,394
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	88,158	85,954
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	378,112	368,896
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	609,862	590,805
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	416,584	404,478
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,870	6,724
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	93,960	91,846
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	414,918	404,806
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	982,953	958,381
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	157,416	153,481
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	21,168	20,632
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	58,754	57,858
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	72,936	71,518
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	4,629	4,531
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	10,259	10,041
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	43,144	42,146
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	24,692	24,090
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,206	2,173
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,492	5,398
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	19,505	19,091
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	203,277	198,894
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	131,877	128,828
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	404,208	395,746
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	31,603	30,872
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	38,382	37,495
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	216,086	210,819
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	158,922	155,935
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	19,019	18,609
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	22,544	22,174
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	136,575	133,630
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	20,166	19,700
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	469,113	459,292
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	32,437	32,566
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	55,841	56,028
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	14,112	14,160
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	186,028	187,647
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	19,421	19,591
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	131,383	132,527
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	117,805	118,199
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,833,980	1,803,444
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	15,794	15,868
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	413,643	417,239
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	151,991	152,643
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	13,565	13,670
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	719	723
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	47,039	47,197
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	58,213	58,408
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	43,583	43,729
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	46,495	46,651
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	31,413	31,450
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	924,698	925,484
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	31,865	31,992
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,535	4,578
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	347,927	349,201
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	2,276	2,296
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	317,036	319,797
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	25,518	25,564
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	1,003	1,006
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,533,243	1,542,334
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	268,213	269,714
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	51,128	51,569
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	99,878	100,306
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	46,622	46,822
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	30,609	30,759
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	52,623	52,520
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	1,825	1,819
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	6,336	6,405
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	59,685	59,904
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	62,000	61,917
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	24,514	24,527
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	361,876	362,184
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	53,691	54,161
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	310,033	310,199
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,186	27,328
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	70,656	71,034
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,330	13,397
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	9,274	9,299
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	26,183	26,411
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,445	10,536
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	60,905	61,128
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	42,290	42,458
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,017,773	1,013,867
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,369	25,506
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,493	14,572
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	68,858	69,234
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,681	31,854
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	145,498	146,434
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	276,444	276,506
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	90,338	90,698
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	332,388	341,530
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,255,773	1,268,534
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,548,500	1,561,331
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,886,587	1,909,885
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	988,671	996,864
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,043,919	1,054,527
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	28,162	28,738
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	13,003	13,247
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	19,567	20,017
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	442	441
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	3,859,784	3,913,594
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	315,323	321,395
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	6,111,742	6,189,308
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	629,625	644,109
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	211,618	217,478
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,530,099	1,549,518
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,102,243	1,127,255
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	995,017	1,015,108
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	707,595	727,189
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	397,373	402,417
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,000,364	1,013,060
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	75,109	78,824
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	72,577	76,168
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	7,040	7,410
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	28,715	29,874
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	74,889	78,509
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	43,483	45,200
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,112,381	1,141,362
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,188,534	2,248,971
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	2,677,835	2,746,763
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	28,150	29,548
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,406,089	2,463,511
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	938,889	961,296
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	555,557	579,953
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	104,587	109,864
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,500,068	2,559,733
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,066,191	1,103,964
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,481,425	1,537,150
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,804,341	2,871,268
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	13,023	13,670
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	220,096	230,894
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,978,149	2,058,121
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,656,847	1,696,388
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,691,388	3,793,326
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	122,662	127,323
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,970,430	3,041,319
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,588	6,919
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	558,697	574,125
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,398,234	3,479,333
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,339,343	1,399,501
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,869	7,125
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	69,858	72,634
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,759	2,898
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	934,891	964,904
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,225,173	2,304,954
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,052,378	1,090,438
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	982,374	1,014,219
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,796	3,935
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	19,577	20,306
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,935	8,266
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	295,584	310,800
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,338,441	1,381,827
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,130	11,562
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	46,806	48,626
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,849	62,202
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,032,920	1,082,219
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	779	809
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	208	216
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	164	171
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	13	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	568	589
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	97	100
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	57	57
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	554	575
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	144	149
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	181	188
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	850	883
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	199	206
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	323	335
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	110	115
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	9,969	10,354
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	77	80
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	440	457
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	1,169	1,214
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	129	134
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	127	132
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	429	446
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	148	148
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	401	416
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	242	252
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	1,525	1,584
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	26	26
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	260	260
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	153	153
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	96	99
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	82	86
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	132	132
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	710	727
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	840	851
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	124	127
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	100	102
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	620	635
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	335	339
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	311	324
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	96	98
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	5,289	5,550
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	210	215
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	57	58
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	180	187
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	15	14
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	434	443
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	130	133
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	357	368
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	155	158
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	121	123
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	1,374	1,415
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	456	476
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	3,098	3,171
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	538	555
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	3,763	3,832
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	645	674
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	1,054	1,060
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	97	99
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	248	256
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	259	267
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	887	925
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,145	1,194
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	75	75
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	569	595
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	8,387	8,760
Fannie Mae Mortgage pass-thru certificates 8% 1/1/2030	182	190
Fannie Mae Mortgage pass-thru certificates 8.5% 3/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	1,414	1,452
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	3,524	3,625
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.644%, 6.836% 11/1/2036 (b)(c)	32,632	33,570
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.644%, 7.394% 5/1/2036 (b)(c)	19,745	20,313
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.7%, 7.172% 6/1/2042 (b)(c)	20,373	20,959
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.75%, 6.437% 7/1/2035 (b)(c)	2,272	2,337
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.788%, 6.163% 2/1/2036 (b)(c)	11,013	11,329
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	6,306	6,487
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.818%, 6.068% 9/1/2041 (b)(c)	9,155	9,419
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	12,280	12,633
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.82%, 6.195% 12/1/2035 (b)(c)	11,526	11,857
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.83%, 6.08% 10/1/2041 (b)(c)	8,096	8,251
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.95%, 7.284% 9/1/2036 (b)(c)	20,827	21,426
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	7,811	8,035
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.313%, 6.438% 5/1/2034 (b)(c)	11,362	11,476
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.42%, 6.572% 9/1/2033 (b)(c)	29,171	29,451
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.55%, 7.195% 10/1/2033 (b)(c)	1,380	1,402
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	1,940	1,975
Freddie Mac Gold Pool 1.5% 1/1/2036	924,080	828,124
Freddie Mac Gold Pool 1.5% 1/1/2051	2,327,451	1,841,299
Freddie Mac Gold Pool 1.5% 11/1/2035	1,055,989	947,986
Freddie Mac Gold Pool 1.5% 11/1/2035	72,478	65,065
Freddie Mac Gold Pool 1.5% 12/1/2035	1,059,142	950,816
Freddie Mac Gold Pool 1.5% 12/1/2040	116,139	98,630
Freddie Mac Gold Pool 1.5% 2/1/2036	54,222	48,592
Freddie Mac Gold Pool 1.5% 2/1/2041	197,858	168,030
Freddie Mac Gold Pool 1.5% 2/1/2051	2,363,854	1,870,098
Freddie Mac Gold Pool 1.5% 3/1/2036	34,530	30,944
Freddie Mac Gold Pool 1.5% 3/1/2041	200,795	170,525
Freddie Mac Gold Pool 1.5% 4/1/2036	58,834	52,633
Freddie Mac Gold Pool 1.5% 4/1/2041	204,224	173,437
Freddie Mac Gold Pool 1.5% 4/1/2051	10,338,395	8,178,935
Freddie Mac Gold Pool 1.5% 5/1/2036	61,012	54,581
Freddie Mac Gold Pool 1.5% 6/1/2036	61,175	54,727
Freddie Mac Gold Pool 1.5% 7/1/2035	317,875	286,059
Freddie Mac Gold Pool 1.5% 7/1/2036	51,308	45,900
Freddie Mac Gold Pool 1.5% 8/1/2035	882,134	791,912
Freddie Mac Gold Pool 1.5% 8/1/2036	37,725	33,749
Freddie Mac Gold Pool 2% 1/1/2052	89,708	74,294
Freddie Mac Gold Pool 2% 10/1/2041	19,539	17,018
Freddie Mac Gold Pool 2% 10/1/2051	2,587,840	2,165,035
Freddie Mac Gold Pool 2% 10/1/2051	986,738	827,065
Freddie Mac Gold Pool 2% 10/1/2051	209,595	175,613
Freddie Mac Gold Pool 2% 10/1/2051	974,350	816,378
Freddie Mac Gold Pool 2% 11/1/2041	470,606	409,895
Freddie Mac Gold Pool 2% 11/1/2051	198,419	166,249
Freddie Mac Gold Pool 2% 11/1/2051	303,965	254,683
Freddie Mac Gold Pool 2% 11/1/2051	101,624	84,163
Freddie Mac Gold Pool 2% 11/1/2051	92,634	76,718
Freddie Mac Gold Pool 2% 11/1/2051	396,036	329,722
Freddie Mac Gold Pool 2% 11/1/2051	766,246	642,013
Freddie Mac Gold Pool 2% 11/1/2051	1,500,680	1,252,214
Freddie Mac Gold Pool 2% 12/1/2051	676,298	566,649
Freddie Mac Gold Pool 2% 12/1/2051	638,922	533,137
Freddie Mac Gold Pool 2% 12/1/2051	2,156,641	1,806,982
Freddie Mac Gold Pool 2% 12/1/2051	1,839,967	1,541,651
Freddie Mac Gold Pool 2% 12/1/2051	633,467	529,575
Freddie Mac Gold Pool 2% 12/1/2051	56,082	46,691
Freddie Mac Gold Pool 2% 2/1/2042	520,564	452,269
Freddie Mac Gold Pool 2% 2/1/2052	3,910,279	3,268,969
Freddie Mac Gold Pool 2% 2/1/2052	4,012,283	3,361,767
Freddie Mac Gold Pool 2% 3/1/2036	454,904	417,369
Freddie Mac Gold Pool 2% 3/1/2041	184,928	162,863
Freddie Mac Gold Pool 2% 4/1/2041	18,082	15,806
Freddie Mac Gold Pool 2% 4/1/2052	1,454,578	1,218,745
Freddie Mac Gold Pool 2% 5/1/2041	315,811	276,056
Freddie Mac Gold Pool 2% 5/1/2051	207,880	174,306
Freddie Mac Gold Pool 2% 5/1/2051	1,818,335	1,526,367
Freddie Mac Gold Pool 2% 5/1/2051	85,804	71,544
Freddie Mac Gold Pool 2% 5/1/2051	202,092	168,506
Freddie Mac Gold Pool 2% 6/1/2035	6,945,630	6,400,755
Freddie Mac Gold Pool 2% 6/1/2036	2,618,218	2,399,731
Freddie Mac Gold Pool 2% 6/1/2041	539,917	470,940
Freddie Mac Gold Pool 2% 6/1/2050	891,879	748,671
Freddie Mac Gold Pool 2% 7/1/2041	18,723	16,331
Freddie Mac Gold Pool 2% 7/1/2041	2,469,483	2,158,621
Freddie Mac Gold Pool 2% 7/1/2051	115,412	96,772
Freddie Mac Gold Pool 2% 8/1/2036	948,335	871,865
Freddie Mac Gold Pool 2% 9/1/2051	1,838,268	1,541,376
Freddie Mac Gold Pool 2.5% 1/1/2033	12,150	11,634
Freddie Mac Gold Pool 2.5% 1/1/2041	458,228	413,932
Freddie Mac Gold Pool 2.5% 1/1/2042	1,031,083	927,221
Freddie Mac Gold Pool 2.5% 1/1/2052	1,997,112	1,737,901
Freddie Mac Gold Pool 2.5% 10/1/2040	340,338	308,502
Freddie Mac Gold Pool 2.5% 10/1/2041	511,560	461,310
Freddie Mac Gold Pool 2.5% 11/1/2031	218,025	209,503
Freddie Mac Gold Pool 2.5% 11/1/2032	21,818	20,907
Freddie Mac Gold Pool 2.5% 11/1/2041	4,576,366	4,129,689
Freddie Mac Gold Pool 2.5% 11/1/2041	132,431	119,464
Freddie Mac Gold Pool 2.5% 11/1/2041	191,676	172,908
Freddie Mac Gold Pool 2.5% 11/1/2049	30,951	26,982
Freddie Mac Gold Pool 2.5% 11/1/2050	4,630,565	4,049,810
Freddie Mac Gold Pool 2.5% 11/1/2051	206,411	178,717
Freddie Mac Gold Pool 2.5% 12/1/2032	725,638	695,097
Freddie Mac Gold Pool 2.5% 12/1/2051	489,432	423,307
Freddie Mac Gold Pool 2.5% 12/1/2051	1,907,167	1,659,630
Freddie Mac Gold Pool 2.5% 2/1/2035	258,322	244,027
Freddie Mac Gold Pool 2.5% 2/1/2042	853,633	775,916
Freddie Mac Gold Pool 2.5% 2/1/2051	634,415	553,658
Freddie Mac Gold Pool 2.5% 2/1/2051	1,063,830	932,734
Freddie Mac Gold Pool 2.5% 3/1/2032	943,164	905,464
Freddie Mac Gold Pool 2.5% 3/1/2033	144,321	138,053
Freddie Mac Gold Pool 2.5% 3/1/2051	567,960	495,663
Freddie Mac Gold Pool 2.5% 4/1/2033	62,824	60,096
Freddie Mac Gold Pool 2.5% 4/1/2042	124,522	112,329
Freddie Mac Gold Pool 2.5% 4/1/2047	323,025	282,108
Freddie Mac Gold Pool 2.5% 5/1/2033	20,130	19,256
Freddie Mac Gold Pool 2.5% 5/1/2035	718,570	677,458
Freddie Mac Gold Pool 2.5% 5/1/2041	1,860,077	1,691,892
Freddie Mac Gold Pool 2.5% 5/1/2051	1,019,796	893,170
Freddie Mac Gold Pool 2.5% 6/1/2041	147,813	133,386
Freddie Mac Gold Pool 2.5% 7/1/2032	300,543	288,306
Freddie Mac Gold Pool 2.5% 7/1/2036	915,546	865,453
Freddie Mac Gold Pool 2.5% 8/1/2032	689,458	661,396
Freddie Mac Gold Pool 2.5% 8/1/2041	110,226	99,467
Freddie Mac Gold Pool 2.5% 8/1/2041	781,833	705,033
Freddie Mac Gold Pool 2.5% 8/1/2050	4,307,329	3,763,075
Freddie Mac Gold Pool 2.5% 8/1/2050	1,088,448	954,658
Freddie Mac Gold Pool 2.5% 9/1/2039	7,026	6,454
Freddie Mac Gold Pool 2.5% 9/1/2041	240,959	218,344
Freddie Mac Gold Pool 2.5% 9/1/2051	416,854	362,359
Freddie Mac Gold Pool 3% 1/1/2033	57,710	56,079
Freddie Mac Gold Pool 3% 1/1/2033	81,341	79,122
Freddie Mac Gold Pool 3% 1/1/2034	92,892	90,035
Freddie Mac Gold Pool 3% 1/1/2043	113,482	105,436
Freddie Mac Gold Pool 3% 1/1/2052	650,383	587,486
Freddie Mac Gold Pool 3% 1/1/2052	351,805	317,783
Freddie Mac Gold Pool 3% 1/1/2052	1,403,188	1,266,613
Freddie Mac Gold Pool 3% 11/1/2042	139,953	130,985
Freddie Mac Gold Pool 3% 11/1/2042	35,917	33,364
Freddie Mac Gold Pool 3% 11/1/2042	9,748	9,082
Freddie Mac Gold Pool 3% 11/1/2050	163,347	147,805
Freddie Mac Gold Pool 3% 11/1/2051	369,964	334,186
Freddie Mac Gold Pool 3% 11/1/2051	96,201	86,898
Freddie Mac Gold Pool 3% 12/1/2030	49,224	48,080
Freddie Mac Gold Pool 3% 12/1/2032	123,301	120,118
Freddie Mac Gold Pool 3% 12/1/2044	26,137	24,059
Freddie Mac Gold Pool 3% 12/1/2046	2,342,376	2,147,371
Freddie Mac Gold Pool 3% 12/1/2049	46,467	42,202
Freddie Mac Gold Pool 3% 12/1/2050	874,079	790,916
Freddie Mac Gold Pool 3% 2/1/2033	48,064	46,973
Freddie Mac Gold Pool 3% 2/1/2033	50,616	49,137
Freddie Mac Gold Pool 3% 2/1/2043	21,748	20,200
Freddie Mac Gold Pool 3% 2/1/2043	73,852	68,812
Freddie Mac Gold Pool 3% 2/1/2043	35,252	32,757
Freddie Mac Gold Pool 3% 2/1/2043	53,906	49,984
Freddie Mac Gold Pool 3% 2/1/2043	330,067	307,164
Freddie Mac Gold Pool 3% 2/1/2043	20,653	19,146
Freddie Mac Gold Pool 3% 3/1/2033	98,972	96,176
Freddie Mac Gold Pool 3% 3/1/2033	98,981	96,089
Freddie Mac Gold Pool 3% 3/1/2052	935,178	846,201
Freddie Mac Gold Pool 3% 3/1/2052	179,131	161,695
Freddie Mac Gold Pool 3% 4/1/2032	6,730	6,578
Freddie Mac Gold Pool 3% 4/1/2032	17,324	16,915
Freddie Mac Gold Pool 3% 4/1/2033	46,973	45,646
Freddie Mac Gold Pool 3% 4/1/2034	241,578	233,923
Freddie Mac Gold Pool 3% 4/1/2046	32,567	29,927
Freddie Mac Gold Pool 3% 4/1/2046	43,657	40,118
Freddie Mac Gold Pool 3% 4/1/2050	563,937	513,938
Freddie Mac Gold Pool 3% 4/1/2051	568,454	511,171
Freddie Mac Gold Pool 3% 4/1/2052	1,629,842	1,487,505
Freddie Mac Gold Pool 3% 5/1/2045	25,760	23,736
Freddie Mac Gold Pool 3% 5/1/2045	24,019	22,319
Freddie Mac Gold Pool 3% 5/1/2045	36,567	33,911
Freddie Mac Gold Pool 3% 5/1/2045	19,156	17,765
Freddie Mac Gold Pool 3% 5/1/2046	619,434	569,220
Freddie Mac Gold Pool 3% 5/1/2046	98,069	90,119
Freddie Mac Gold Pool 3% 5/1/2051	97,292	87,913
Freddie Mac Gold Pool 3% 5/1/2051	422,622	381,883
Freddie Mac Gold Pool 3% 5/1/2052	1,437,869	1,294,661
Freddie Mac Gold Pool 3% 6/1/2031	10,142	9,917
Freddie Mac Gold Pool 3% 6/1/2031	49,203	48,065
Freddie Mac Gold Pool 3% 6/1/2031	7,508	7,339
Freddie Mac Gold Pool 3% 6/1/2031	10,787	10,530
Freddie Mac Gold Pool 3% 6/1/2031	7,095	6,929
Freddie Mac Gold Pool 3% 6/1/2031	12,843	12,538
Freddie Mac Gold Pool 3% 6/1/2031	19,841	19,385
Freddie Mac Gold Pool 3% 6/1/2045	29,419	27,283
Freddie Mac Gold Pool 3% 6/1/2045	13,027	12,105
Freddie Mac Gold Pool 3% 6/1/2045	73,293	68,108
Freddie Mac Gold Pool 3% 6/1/2046	611,685	561,335
Freddie Mac Gold Pool 3% 6/1/2050	1,992,470	1,817,685
Freddie Mac Gold Pool 3% 6/1/2052	587,446	530,269
Freddie Mac Gold Pool 3% 7/1/2032	23,216	22,643
Freddie Mac Gold Pool 3% 7/1/2045	21,382	19,883
Freddie Mac Gold Pool 3% 7/1/2045	51,930	47,899
Freddie Mac Gold Pool 3% 7/1/2051	60,048	54,203
Freddie Mac Gold Pool 3% 8/1/2032	19,820	19,324
Freddie Mac Gold Pool 3% 8/1/2032	27,580	26,903
Freddie Mac Gold Pool 3% 8/1/2042	10,428	9,679
Freddie Mac Gold Pool 3% 8/1/2042	13,917	12,959
Freddie Mac Gold Pool 3% 8/1/2045	37,059	34,333
Freddie Mac Gold Pool 3% 8/1/2045	35,735	33,061
Freddie Mac Gold Pool 3% 8/1/2045	19,906	18,342
Freddie Mac Gold Pool 3% 8/1/2045	34,695	32,143
Freddie Mac Gold Pool 3% 8/1/2045	18,001	16,711
Freddie Mac Gold Pool 3% 8/1/2049	3,681	3,349
Freddie Mac Gold Pool 3% 9/1/2050	11,380	10,300
Freddie Mac Gold Pool 3% 9/1/2051	99,039	89,461
Freddie Mac Gold Pool 3% 9/1/2051	314,065	283,693
Freddie Mac Gold Pool 3.5% 1/1/2043	16,167	15,493
Freddie Mac Gold Pool 3.5% 1/1/2046	36,376	34,514
Freddie Mac Gold Pool 3.5% 1/1/2048	5,472	5,210
Freddie Mac Gold Pool 3.5% 10/1/2040	25,756	24,630
Freddie Mac Gold Pool 3.5% 10/1/2042	130,431	125,389
Freddie Mac Gold Pool 3.5% 10/1/2047	11,893	11,331
Freddie Mac Gold Pool 3.5% 10/1/2049	409,243	384,537
Freddie Mac Gold Pool 3.5% 10/1/2049	2,067,361	1,952,246
Freddie Mac Gold Pool 3.5% 11/1/2033	25,035	24,656
Freddie Mac Gold Pool 3.5% 11/1/2040	47,776	45,688
Freddie Mac Gold Pool 3.5% 11/1/2042	135,883	130,405
Freddie Mac Gold Pool 3.5% 11/1/2046	6,921	6,550
Freddie Mac Gold Pool 3.5% 11/1/2047	82,818	78,879
Freddie Mac Gold Pool 3.5% 11/1/2047	15,981	15,168
Freddie Mac Gold Pool 3.5% 12/1/2033	207,269	203,192
Freddie Mac Gold Pool 3.5% 12/1/2040	42,909	40,981
Freddie Mac Gold Pool 3.5% 12/1/2047	22,092	21,034
Freddie Mac Gold Pool 3.5% 2/1/2034	276,342	271,450
Freddie Mac Gold Pool 3.5% 2/1/2034	5,462,009	5,354,553
Freddie Mac Gold Pool 3.5% 2/1/2043	381,617	366,644
Freddie Mac Gold Pool 3.5% 2/1/2043	115,484	111,132
Freddie Mac Gold Pool 3.5% 2/1/2043	45,379	43,838
Freddie Mac Gold Pool 3.5% 2/1/2052	94,995	89,119
Freddie Mac Gold Pool 3.5% 2/1/2052	231,442	217,344
Freddie Mac Gold Pool 3.5% 3/1/2032	540,448	531,674
Freddie Mac Gold Pool 3.5% 3/1/2045	18,406	17,516
Freddie Mac Gold Pool 3.5% 3/1/2045	15,337	14,595
Freddie Mac Gold Pool 3.5% 3/1/2045	66,763	63,533
Freddie Mac Gold Pool 3.5% 3/1/2045	10,094	9,606
Freddie Mac Gold Pool 3.5% 3/1/2052	904,851	848,600
Freddie Mac Gold Pool 3.5% 3/1/2052	958,403	900,620
Freddie Mac Gold Pool 3.5% 3/1/2052 (i)	3,622,700	3,400,886
Freddie Mac Gold Pool 3.5% 4/1/2040	51,408	49,242
Freddie Mac Gold Pool 3.5% 4/1/2042	48,831	47,028
Freddie Mac Gold Pool 3.5% 4/1/2043	197,823	190,071
Freddie Mac Gold Pool 3.5% 4/1/2043	843,618	810,404
Freddie Mac Gold Pool 3.5% 4/1/2043	89,281	85,833
Freddie Mac Gold Pool 3.5% 4/1/2046	279,270	264,624
Freddie Mac Gold Pool 3.5% 4/1/2046	512,919	487,140
Freddie Mac Gold Pool 3.5% 5/1/2034	240,502	235,094
Freddie Mac Gold Pool 3.5% 5/1/2040	107,039	102,529
Freddie Mac Gold Pool 3.5% 5/1/2045	8,507	8,096
Freddie Mac Gold Pool 3.5% 5/1/2045	13,432	12,782
Freddie Mac Gold Pool 3.5% 5/1/2045	703,500	669,463
Freddie Mac Gold Pool 3.5% 5/1/2045	9,271	8,822
Freddie Mac Gold Pool 3.5% 5/1/2046	465,598	443,799
Freddie Mac Gold Pool 3.5% 6/1/2032	2,563,182	2,521,567
Freddie Mac Gold Pool 3.5% 6/1/2040	99,111	94,780
Freddie Mac Gold Pool 3.5% 6/1/2045	16,088	15,340
Freddie Mac Gold Pool 3.5% 6/1/2045	867,058	825,107
Freddie Mac Gold Pool 3.5% 6/1/2045	131,532	125,168
Freddie Mac Gold Pool 3.5% 6/1/2048	17,210	16,237
Freddie Mac Gold Pool 3.5% 7/1/2040	13,234	12,655
Freddie Mac Gold Pool 3.5% 7/1/2042	338,352	325,046
Freddie Mac Gold Pool 3.5% 7/1/2042	64,572	62,172
Freddie Mac Gold Pool 3.5% 7/1/2042	154,409	148,420
Freddie Mac Gold Pool 3.5% 7/1/2047	206,035	196,365
Freddie Mac Gold Pool 3.5% 7/1/2051	1,237,764	1,159,269
Freddie Mac Gold Pool 3.5% 8/1/2034	400,978	391,961
Freddie Mac Gold Pool 3.5% 8/1/2040	60,170	57,541
Freddie Mac Gold Pool 3.5% 8/1/2042	23,579	22,668
Freddie Mac Gold Pool 3.5% 8/1/2043	10,324	9,907
Freddie Mac Gold Pool 3.5% 8/1/2047	37,009	35,261
Freddie Mac Gold Pool 3.5% 8/1/2047	25,481	24,285
Freddie Mac Gold Pool 3.5% 8/1/2047	318,131	303,201
Freddie Mac Gold Pool 3.5% 9/1/2040	45,557	43,566
Freddie Mac Gold Pool 3.5% 9/1/2042	551,348	529,574
Freddie Mac Gold Pool 3.5% 9/1/2042	8,115	7,795
Freddie Mac Gold Pool 3.5% 9/1/2042	447,449	429,647
Freddie Mac Gold Pool 3.5% 9/1/2046	195,620	186,033
Freddie Mac Gold Pool 3.5% 9/1/2047	6,213	5,920
Freddie Mac Gold Pool 3.5% 9/1/2047	6,677	6,362
Freddie Mac Gold Pool 4% 1/1/2041	532,207	524,505
Freddie Mac Gold Pool 4% 1/1/2043	9,167	9,008
Freddie Mac Gold Pool 4% 1/1/2044	26,561	26,091
Freddie Mac Gold Pool 4% 1/1/2044	18,609	18,264
Freddie Mac Gold Pool 4% 10/1/2042	4,824	4,740
Freddie Mac Gold Pool 4% 10/1/2042	11,811	11,622
Freddie Mac Gold Pool 4% 10/1/2042	7,257	7,164
Freddie Mac Gold Pool 4% 10/1/2043	23,935	23,493
Freddie Mac Gold Pool 4% 10/1/2043	14,126	13,867
Freddie Mac Gold Pool 4% 10/1/2043	11,877	11,674
Freddie Mac Gold Pool 4% 10/1/2043	52,476	51,549
Freddie Mac Gold Pool 4% 10/1/2044	63,615	62,411
Freddie Mac Gold Pool 4% 10/1/2047	14,843	14,493
Freddie Mac Gold Pool 4% 10/1/2047	9,387	9,166
Freddie Mac Gold Pool 4% 10/1/2047	52,904	51,655
Freddie Mac Gold Pool 4% 10/1/2052	445,855	434,291
Freddie Mac Gold Pool 4% 11/1/2041	2,966	2,921
Freddie Mac Gold Pool 4% 11/1/2042	43,972	43,283
Freddie Mac Gold Pool 4% 11/1/2042	15,648	15,378
Freddie Mac Gold Pool 4% 11/1/2042	1,769	1,749
Freddie Mac Gold Pool 4% 11/1/2042	40,055	39,389
Freddie Mac Gold Pool 4% 11/1/2042	1,385,534	1,364,520
Freddie Mac Gold Pool 4% 11/1/2042	25,795	25,370
Freddie Mac Gold Pool 4% 11/1/2043	230,172	226,175
Freddie Mac Gold Pool 4% 11/1/2045	58,540	57,322
Freddie Mac Gold Pool 4% 12/1/2042	26,284	25,841
Freddie Mac Gold Pool 4% 12/1/2042	12,884	12,701
Freddie Mac Gold Pool 4% 2/1/2043	25,294	24,856
Freddie Mac Gold Pool 4% 2/1/2043	13,556	13,317
Freddie Mac Gold Pool 4% 2/1/2043	24,504	24,082
Freddie Mac Gold Pool 4% 2/1/2043	38,513	37,854
Freddie Mac Gold Pool 4% 2/1/2044	19,107	18,783
Freddie Mac Gold Pool 4% 2/1/2044	14,640	14,365
Freddie Mac Gold Pool 4% 2/1/2044	24,200	23,771
Freddie Mac Gold Pool 4% 2/1/2045	359,200	352,688
Freddie Mac Gold Pool 4% 2/1/2046	16,937	16,574
Freddie Mac Gold Pool 4% 2/1/2046	162,527	159,044
Freddie Mac Gold Pool 4% 2/1/2048	29,254	28,554
Freddie Mac Gold Pool 4% 2/1/2048	21,209	20,701
Freddie Mac Gold Pool 4% 3/1/2043	21,843	21,501
Freddie Mac Gold Pool 4% 3/1/2044	32,511	31,912
Freddie Mac Gold Pool 4% 3/1/2048	8,357	8,157
Freddie Mac Gold Pool 4% 4/1/2042	595,394	586,119
Freddie Mac Gold Pool 4% 4/1/2042	1,042,448	1,025,803
Freddie Mac Gold Pool 4% 4/1/2043	17,662	17,373
Freddie Mac Gold Pool 4% 4/1/2043	9,695	9,571
Freddie Mac Gold Pool 4% 4/1/2044	15,289	15,005
Freddie Mac Gold Pool 4% 4/1/2046	116,153	113,665
Freddie Mac Gold Pool 4% 4/1/2046	28,991	28,370
Freddie Mac Gold Pool 4% 5/1/2037	1,498,429	1,485,908
Freddie Mac Gold Pool 4% 5/1/2043	24,778	24,350
Freddie Mac Gold Pool 4% 5/1/2043	4,104	4,029
Freddie Mac Gold Pool 4% 5/1/2043	8,658	8,503
Freddie Mac Gold Pool 4% 5/1/2043	15,704	15,422
Freddie Mac Gold Pool 4% 5/1/2048	828,095	807,136
Freddie Mac Gold Pool 4% 5/1/2048	551,627	538,428
Freddie Mac Gold Pool 4% 6/1/2043	28,945	28,493
Freddie Mac Gold Pool 4% 6/1/2043	16,704	16,407
Freddie Mac Gold Pool 4% 6/1/2044	23,755	23,304
Freddie Mac Gold Pool 4% 6/1/2045	21,476	21,056
Freddie Mac Gold Pool 4% 6/1/2047	408,350	398,962
Freddie Mac Gold Pool 4% 6/1/2048	1,507,016	1,471,899
Freddie Mac Gold Pool 4% 7/1/2043	10,509	10,319
Freddie Mac Gold Pool 4% 7/1/2043	41,245	40,562
Freddie Mac Gold Pool 4% 7/1/2043	13,604	13,358
Freddie Mac Gold Pool 4% 7/1/2043	20,941	20,574
Freddie Mac Gold Pool 4% 7/1/2043	15,680	15,399
Freddie Mac Gold Pool 4% 7/1/2043	22,604	22,228
Freddie Mac Gold Pool 4% 7/1/2043	45,165	44,368
Freddie Mac Gold Pool 4% 7/1/2048	221,690	216,801
Freddie Mac Gold Pool 4% 8/1/2043	25,294	24,847
Freddie Mac Gold Pool 4% 8/1/2043	30,009	29,528
Freddie Mac Gold Pool 4% 8/1/2043	20,773	20,457
Freddie Mac Gold Pool 4% 8/1/2043	7,862	7,720
Freddie Mac Gold Pool 4% 8/1/2044	9,129	8,962
Freddie Mac Gold Pool 4% 8/1/2044	21,999	21,592
Freddie Mac Gold Pool 4% 8/1/2044	6,655	6,546
Freddie Mac Gold Pool 4% 9/1/2041	42,447	41,807
Freddie Mac Gold Pool 4% 9/1/2042	26,758	26,379
Freddie Mac Gold Pool 4% 9/1/2043	39,721	39,028
Freddie Mac Gold Pool 4% 9/1/2043	5,108	5,028
Freddie Mac Gold Pool 4% 9/1/2043	25,191	24,758
Freddie Mac Gold Pool 4% 9/1/2043	29,809	29,277
Freddie Mac Gold Pool 4% 9/1/2043	41,272	40,563
Freddie Mac Gold Pool 4% 9/1/2043	36,330	35,710
Freddie Mac Gold Pool 4% 9/1/2043	25,138	24,682
Freddie Mac Gold Pool 4% 9/1/2043	11,425	11,215
Freddie Mac Gold Pool 4% 9/1/2044	31,875	31,265
Freddie Mac Gold Pool 4% 9/1/2044	34,194	33,576
Freddie Mac Gold Pool 4% 9/1/2047	24,595	24,014
Freddie Mac Gold Pool 4.5% 1/1/2041	16,347	16,502
Freddie Mac Gold Pool 4.5% 1/1/2042	683,072	689,862
Freddie Mac Gold Pool 4.5% 1/1/2047	24,936	24,992
Freddie Mac Gold Pool 4.5% 10/1/2041	180,908	182,700
Freddie Mac Gold Pool 4.5% 10/1/2041	8,916	9,001
Freddie Mac Gold Pool 4.5% 10/1/2042	150,433	150,467
Freddie Mac Gold Pool 4.5% 10/1/2048	57,362	57,258
Freddie Mac Gold Pool 4.5% 10/1/2048	1,237,150	1,242,640
Freddie Mac Gold Pool 4.5% 12/1/2040	49,323	49,814
Freddie Mac Gold Pool 4.5% 12/1/2042	95,242	95,264
Freddie Mac Gold Pool 4.5% 12/1/2045	52,107	52,610
Freddie Mac Gold Pool 4.5% 12/1/2046	20,730	20,777
Freddie Mac Gold Pool 4.5% 12/1/2047	335,092	334,904
Freddie Mac Gold Pool 4.5% 2/1/2041	22,049	22,267
Freddie Mac Gold Pool 4.5% 2/1/2041	29,958	30,255
Freddie Mac Gold Pool 4.5% 2/1/2041	18,477	18,658
Freddie Mac Gold Pool 4.5% 2/1/2041	12,556	12,680
Freddie Mac Gold Pool 4.5% 2/1/2041	29,675	29,970
Freddie Mac Gold Pool 4.5% 2/1/2041	22,466	22,690
Freddie Mac Gold Pool 4.5% 2/1/2044	111,575	112,174
Freddie Mac Gold Pool 4.5% 2/1/2047	77,104	77,254
Freddie Mac Gold Pool 4.5% 3/1/2041	28,478	28,761
Freddie Mac Gold Pool 4.5% 3/1/2041	20,548	20,752
Freddie Mac Gold Pool 4.5% 3/1/2041	123,901	125,133
Freddie Mac Gold Pool 4.5% 3/1/2044	115,158	115,741
Freddie Mac Gold Pool 4.5% 3/1/2044	40,143	40,359
Freddie Mac Gold Pool 4.5% 3/1/2044	98,760	99,291
Freddie Mac Gold Pool 4.5% 3/1/2044	82,793	83,238
Freddie Mac Gold Pool 4.5% 4/1/2035	1,241	1,250
Freddie Mac Gold Pool 4.5% 4/1/2041	29,802	30,098
Freddie Mac Gold Pool 4.5% 4/1/2041	202,959	204,976
Freddie Mac Gold Pool 4.5% 4/1/2041	37,126	37,493
Freddie Mac Gold Pool 4.5% 4/1/2048	59,824	59,772
Freddie Mac Gold Pool 4.5% 4/1/2048	61,090	61,037
Freddie Mac Gold Pool 4.5% 4/1/2048	186,954	186,790
Freddie Mac Gold Pool 4.5% 5/1/2039	99,995	100,938
Freddie Mac Gold Pool 4.5% 5/1/2041	31,299	31,608
Freddie Mac Gold Pool 4.5% 5/1/2041	31,981	32,298
Freddie Mac Gold Pool 4.5% 5/1/2041	4,656	4,702
Freddie Mac Gold Pool 4.5% 5/1/2047	199,045	199,431
Freddie Mac Gold Pool 4.5% 5/1/2047	144,773	145,053
Freddie Mac Gold Pool 4.5% 5/1/2047	68,303	68,435
Freddie Mac Gold Pool 4.5% 5/1/2048	122,378	122,271
Freddie Mac Gold Pool 4.5% 6/1/2035	626	631
Freddie Mac Gold Pool 4.5% 6/1/2041	33,921	34,254
Freddie Mac Gold Pool 4.5% 6/1/2041	21,354	21,562
Freddie Mac Gold Pool 4.5% 6/1/2041	10,668	10,769
Freddie Mac Gold Pool 4.5% 6/1/2041	24,715	24,959
Freddie Mac Gold Pool 4.5% 6/1/2047	280,447	280,991
Freddie Mac Gold Pool 4.5% 6/1/2047	95,550	95,914
Freddie Mac Gold Pool 4.5% 7/1/2025	3,887	3,879
Freddie Mac Gold Pool 4.5% 7/1/2047	116,772	116,962
Freddie Mac Gold Pool 4.5% 7/1/2047	69,142	69,384
Freddie Mac Gold Pool 4.5% 7/1/2047	157,078	157,922
Freddie Mac Gold Pool 4.5% 8/1/2040	5,189	5,241
Freddie Mac Gold Pool 4.5% 8/1/2041	4,535	4,581
Freddie Mac Gold Pool 4.5% 8/1/2041	63,408	64,038
Freddie Mac Gold Pool 4.5% 9/1/2041	10,492	10,597
Freddie Mac Gold Pool 4.5% 9/1/2041	86,168	87,025
Freddie Mac Gold Pool 4.5% 9/1/2041	500,353	505,321
Freddie Mac Gold Pool 5% 1/1/2040	73,080	75,099
Freddie Mac Gold Pool 5% 1/1/2053	1,000,665	1,007,394
Freddie Mac Gold Pool 5% 10/1/2052	1,075,875	1,086,807
Freddie Mac Gold Pool 5% 11/1/2052	1,122,599	1,136,462
Freddie Mac Gold Pool 5% 12/1/2052	1,241,278	1,253,891
Freddie Mac Gold Pool 5% 12/1/2052	293,079	295,508
Freddie Mac Gold Pool 5% 12/1/2052	1,136,458	1,145,875
Freddie Mac Gold Pool 5% 4/1/2040	112,997	116,214
Freddie Mac Gold Pool 5% 4/1/2053	3,715,441	3,740,424
Freddie Mac Gold Pool 5% 5/1/2040	10,959	11,265
Freddie Mac Gold Pool 5% 6/1/2040	38,798	39,897
Freddie Mac Gold Pool 5% 6/1/2041	203,462	209,359
Freddie Mac Gold Pool 5% 6/1/2052	858,926	869,801
Freddie Mac Gold Pool 5% 7/1/2040	12,959	13,313
Freddie Mac Gold Pool 5% 8/1/2040	60,158	61,823
Freddie Mac Gold Pool 5.5% 2/1/2054	277,413	280,934
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	3,619,097	3,727,231
Freddie Mac Gold Pool 6% 11/1/2053	381,014	391,536
Freddie Mac Gold Pool 6% 4/1/2032	69,749	72,145
Freddie Mac Gold Pool 6% 5/1/2033	24,232	24,966
Freddie Mac Gold Pool 6% 7/1/2037	3,528	3,710
Freddie Mac Gold Pool 6% 8/1/2037	35,615	37,367
Freddie Mac Gold Pool 6.5% 1/1/2054	2,111,557	2,212,339
Freddie Mac Gold Pool 6.5% 10/1/2053	1,374,670	1,440,280
Freddie Mac Gold Pool 6.5% 10/1/2053	1,418,479	1,482,191
Freddie Mac Gold Pool 6.5% 9/1/2053	302,106	315,769
Freddie Mac Gold Pool 6.5% 9/1/2053	305,730	321,564
Freddie Mac Gold Pool 7.5% 1/1/2027	192	194
Freddie Mac Gold Pool 7.5% 10/1/2027	34	33
Freddie Mac Gold Pool 7.5% 11/1/2029	1,478	1,544
Freddie Mac Gold Pool 7.5% 11/1/2031	116	123
Freddie Mac Gold Pool 7.5% 2/1/2028	86	88
Freddie Mac Gold Pool 7.5% 7/1/2031	168	176
Freddie Mac Gold Pool 7.5% 8/1/2026	27	26
Freddie Mac Gold Pool 7.5% 9/1/2031	2,622	2,767
Freddie Mac Gold Pool 8% 4/1/2027	277	282
Freddie Mac Gold Pool 8% 5/1/2027	62	62
Freddie Mac Gold Pool 8.5% 1/1/2028	189	193
Freddie Mac Gold Pool 8.5% 5/1/2027	72	73
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (b)(c)	1,961	1,996
Freddie Mac Non Gold Pool 4.5% 10/1/2040	6,849	6,917
Freddie Mac Non Gold Pool 5% 8/1/2053	569,505	571,198
Freddie Mac Non Gold Pool 5.5% 8/1/2053	709,687	725,791
Freddie Mac Non Gold Pool 5.5% 8/1/2053	724,082	742,323
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,839,624	1,885,967
Freddie Mac Non Gold Pool 6% 4/1/2054	2,006,147	2,054,025
Freddie Mac Non Gold Pool 6% 6/1/2053	688,204	712,585
Freddie Mac Non Gold Pool 6% 6/1/2053	839,681	866,805
Freddie Mac Non Gold Pool 6% 6/1/2053	807,963	838,355
Freddie Mac Non Gold Pool 6% 7/1/2053	283,411	294,071
Freddie Mac Non Gold Pool 6% 7/1/2053	251,418	260,325
Freddie Mac Non Gold Pool 6% 9/1/2053	790,807	812,645
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.375%, 5.861% 3/1/2036 (b)(c)	17,783	18,160
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	2,972	3,058
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 7.455% 9/1/2041 (b)(c)	12,707	13,073
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	24,128	24,822
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.54% 5/1/2041 (b)(c)	24,081	24,773
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	23,189	23,855
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	6,594	6,783
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	263	270
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 2.16%, 6.41% 11/1/2035 (b)(c)	1,283	1,319
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 6M + 1.655%, 7.3% 4/1/2035 (b)(c)	17,943	18,208
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 6M + 3.044%, 8.669% 10/1/2035 (b)(c)	1,141	1,174
Ginnie Mae I Pool 2.5% 1/20/2052	958,935	834,555
Ginnie Mae I Pool 2.5% 12/20/2051	985,143	856,440
Ginnie Mae I Pool 2.5% 12/20/2051	1,490,790	1,297,425
Ginnie Mae I Pool 2.5% 12/20/2051	772,180	672,024
Ginnie Mae I Pool 2.5% 8/20/2051	834,468	726,493
Ginnie Mae I Pool 2.5% 8/20/2051	1,429,128	1,244,208
Ginnie Mae I Pool 2.5% 8/20/2051	5,490,832	4,780,353
Ginnie Mae I Pool 2.5% 9/20/2051	2,438,941	2,123,357
Ginnie Mae I Pool 2.5% 9/20/2051	1,423,118	1,238,975
Ginnie Mae I Pool 3% 1/15/2045	4,578	4,236
Ginnie Mae I Pool 3% 1/15/2045	4,069	3,766
Ginnie Mae I Pool 3% 12/20/2042	1,225,974	1,142,428
Ginnie Mae I Pool 3% 2/15/2045	5,529	5,117
Ginnie Mae I Pool 3% 2/15/2045	12,284	11,368
Ginnie Mae I Pool 3% 3/15/2045	14,947	13,832
Ginnie Mae I Pool 3% 3/15/2045	10,673	9,877
Ginnie Mae I Pool 3% 3/15/2045	7,082	6,554
Ginnie Mae I Pool 3% 3/15/2045	4,451	4,119
Ginnie Mae I Pool 3% 3/15/2045	3,910	3,619
Ginnie Mae I Pool 3% 3/15/2045	11,487	10,630
Ginnie Mae I Pool 3% 3/15/2045	14,358	13,287
Ginnie Mae I Pool 3% 3/15/2045	5,844	5,408
Ginnie Mae I Pool 3% 3/15/2045	19,541	18,084
Ginnie Mae I Pool 3% 3/15/2045	9,961	9,218
Ginnie Mae I Pool 3% 3/20/2043	350,227	326,557
Ginnie Mae I Pool 3% 3/20/2043	816,856	761,261
Ginnie Mae I Pool 3% 5/15/2045	11,438	10,584
Ginnie Mae I Pool 3% 6/15/2045	7,949	7,356
Ginnie Mae I Pool 3% 7/15/2045	4,649	4,302
Ginnie Mae I Pool 3% 7/15/2045	12,080	11,175
Ginnie Mae I Pool 3% 7/15/2045	8,596	7,955
Ginnie Mae I Pool 3% 7/15/2045	9,096	8,415
Ginnie Mae I Pool 3% 7/15/2045	5,371	4,971
Ginnie Mae I Pool 3.5% 1/15/2041	68,564	66,108
Ginnie Mae I Pool 3.5% 1/20/2050	180,669	170,747
Ginnie Mae I Pool 3.5% 1/20/2050	176,458	166,381
Ginnie Mae I Pool 3.5% 1/20/2050	354,037	333,156
Ginnie Mae I Pool 3.5% 1/20/2050	100,117	94,400
Ginnie Mae I Pool 3.5% 11/15/2042	208,038	199,757
Ginnie Mae I Pool 3.5% 12/20/2049	15,900	15,027
Ginnie Mae I Pool 3.5% 12/20/2049	45,133	42,555
Ginnie Mae I Pool 3.5% 12/20/2049	20,533	19,322
Ginnie Mae I Pool 3.5% 12/20/2049	4,746	4,459
Ginnie Mae I Pool 3.5% 2/15/2041	98,790	95,022
Ginnie Mae I Pool 3.5% 2/15/2042	95,832	92,056
Ginnie Mae I Pool 3.5% 3/15/2043	96,986	92,873
Ginnie Mae I Pool 3.5% 5/15/2042	164,025	157,699
Ginnie Mae I Pool 3.5% 5/15/2042	239,837	230,655
Ginnie Mae I Pool 3.5% 5/15/2042	68,801	66,035
Ginnie Mae I Pool 3.5% 7/15/2043	142,673	136,553
Ginnie Mae I Pool 3.5% 8/15/2042	114,554	110,057
Ginnie Mae I Pool 4% 1/15/2042	6,737	6,624
Ginnie Mae I Pool 4% 1/15/2043	27,246	26,755
Ginnie Mae I Pool 4% 10/15/2040	24,098	23,710
Ginnie Mae I Pool 4% 10/15/2041	23,636	23,242
Ginnie Mae I Pool 4% 10/15/2041	21,907	21,549
Ginnie Mae I Pool 4% 10/15/2041	45,199	44,468
Ginnie Mae I Pool 4% 10/15/2041	23,843	23,449
Ginnie Mae I Pool 4% 10/15/2041	31,889	31,350
Ginnie Mae I Pool 4% 10/15/2041	14,942	14,688
Ginnie Mae I Pool 4% 10/15/2041	203,423	199,918
Ginnie Mae I Pool 4% 10/15/2041	2,765	2,721
Ginnie Mae I Pool 4% 10/15/2041	155,007	152,337
Ginnie Mae I Pool 4% 10/15/2041	191,706	188,507
Ginnie Mae I Pool 4% 10/15/2041	10,807	10,620
Ginnie Mae I Pool 4% 10/15/2041	9,816	9,643
Ginnie Mae I Pool 4% 10/15/2041	102,933	101,236
Ginnie Mae I Pool 4% 11/15/2040	55,758	54,813
Ginnie Mae I Pool 4% 11/15/2040	6,735	6,620
Ginnie Mae I Pool 4% 11/15/2040	11,352	11,165
Ginnie Mae I Pool 4% 11/15/2041	62,782	61,730
Ginnie Mae I Pool 4% 11/15/2042	5,712	5,611
Ginnie Mae I Pool 4% 12/15/2041	2,609	2,565
Ginnie Mae I Pool 4% 12/15/2041	36,737	36,116
Ginnie Mae I Pool 4% 12/15/2041	13,920	13,696
Ginnie Mae I Pool 4% 12/15/2041	19,290	18,957
Ginnie Mae I Pool 4% 12/15/2041	90,089	88,555
Ginnie Mae I Pool 4% 12/15/2041	49,748	48,898
Ginnie Mae I Pool 4% 12/15/2042	6,152	6,046
Ginnie Mae I Pool 4% 2/15/2040	16,368	16,102
Ginnie Mae I Pool 4% 2/15/2041	13,292	13,077
Ginnie Mae I Pool 4% 2/15/2042	8,652	8,505
Ginnie Mae I Pool 4% 3/15/2040	75,197	74,036
Ginnie Mae I Pool 4% 3/15/2041	8,569	8,430
Ginnie Mae I Pool 4% 3/15/2042	12,207	11,990
Ginnie Mae I Pool 4% 3/15/2042	34,453	33,859
Ginnie Mae I Pool 4% 4/15/2042	15,309	15,041
Ginnie Mae I Pool 4% 4/15/2043	5,293	5,209
Ginnie Mae I Pool 4% 4/15/2046	861,110	844,505
Ginnie Mae I Pool 4% 4/20/2047	334,087	325,554
Ginnie Mae I Pool 4% 4/20/2047	323,255	315,000
Ginnie Mae I Pool 4% 4/20/2048	246,522	239,764
Ginnie Mae I Pool 4% 4/20/2048	260,856	253,705
Ginnie Mae I Pool 4% 6/15/2041	9,611	9,451
Ginnie Mae I Pool 4% 7/15/2040	28,398	27,952
Ginnie Mae I Pool 4% 7/15/2041	17,393	17,103
Ginnie Mae I Pool 4% 8/15/2041	26,385	25,948
Ginnie Mae I Pool 4% 8/15/2041	278,555	273,868
Ginnie Mae I Pool 4% 8/15/2043	6,516	6,391
Ginnie Mae I Pool 4% 9/15/2040	12,559	12,356
Ginnie Mae I Pool 4% 9/15/2041	24,340	23,947
Ginnie Mae I Pool 4% 9/15/2041	3,575	3,523
Ginnie Mae I Pool 4% 9/15/2041	30,523	30,008
Ginnie Mae I Pool 4% 9/15/2041	24,307	23,905
Ginnie Mae I Pool 4% 9/15/2041	6,564	6,453
Ginnie Mae I Pool 4.5% 2/15/2040	24,260	24,359
Ginnie Mae I Pool 4.5% 3/15/2041	446,148	447,946
Ginnie Mae I Pool 4.5% 3/15/2041	351,673	353,142
Ginnie Mae I Pool 4.5% 3/15/2041	5,255	5,276
Ginnie Mae I Pool 4.5% 3/15/2041	118,236	118,724
Ginnie Mae I Pool 4.5% 4/15/2040	3,534	3,548
Ginnie Mae I Pool 4.5% 4/15/2041	47,529	47,714
Ginnie Mae I Pool 4.5% 5/15/2039	7,725	7,756
Ginnie Mae I Pool 4.5% 6/15/2040	43,743	43,922
Ginnie Mae I Pool 4.5% 6/15/2040	31,664	31,793
Ginnie Mae I Pool 4.5% 6/15/2040	66,529	66,804
Ginnie Mae I Pool 4.5% 7/15/2040	40,436	40,603
Ginnie Mae I Pool 4.5% 7/15/2040	28,479	28,598
Ginnie Mae I Pool 4.5% 7/15/2040	86,976	87,334
Ginnie Mae I Pool 4.5% 7/15/2040	4,988	5,008
Ginnie Mae I Pool 4.5% 8/15/2039	81,269	81,593
Ginnie Mae I Pool 4.5% 8/15/2040	30,562	30,689
Ginnie Mae I Pool 5% 10/15/2039	24,344	24,903
Ginnie Mae I Pool 5% 10/15/2039	10,282	10,513
Ginnie Mae I Pool 5% 11/15/2040	20,410	20,877
Ginnie Mae I Pool 5% 11/15/2040	7,995	8,194
Ginnie Mae I Pool 5% 12/15/2039	27,575	28,216
Ginnie Mae I Pool 5% 3/15/2039	13,966	14,272
Ginnie Mae I Pool 5% 4/15/2040	4,080	4,178
Ginnie Mae I Pool 5% 4/15/2041	12,554	12,859
Ginnie Mae I Pool 5% 4/15/2041	7,350	7,518
Ginnie Mae I Pool 5% 4/15/2041	5,938	6,083
Ginnie Mae I Pool 5% 4/20/2048	720,256	739,138
Ginnie Mae I Pool 5% 6/15/2040	17,417	17,824
Ginnie Mae I Pool 5% 7/15/2040	15,292	15,647
Ginnie Mae I Pool 5% 7/15/2040	17,990	18,413
Ginnie Mae I Pool 5% 7/15/2040	24,732	25,312
Ginnie Mae I Pool 5% 8/15/2039	2,141	2,190
Ginnie Mae I Pool 5% 8/15/2039	22,721	23,235
Ginnie Mae I Pool 5% 8/15/2040	37,812	38,705
Ginnie Mae I Pool 5% 8/15/2040	43,533	44,550
Ginnie Mae I Pool 5% 9/15/2039	18,147	18,560
Ginnie Mae I Pool 5% 9/15/2040	26,655	27,271
Ginnie Mae I Pool 5% 9/15/2040	15,940	16,314
Ginnie Mae I Pool 6.5% 11/15/2035	4,749	4,993
Ginnie Mae I Pool 6.5% 4/15/2035	6,202	6,495
Ginnie Mae I Pool 6.5% 9/15/2035	14,155	14,786
Ginnie Mae I Pool 7% 1/15/2028	68	69
Ginnie Mae I Pool 7% 1/15/2028	1,227	1,245
Ginnie Mae I Pool 7% 10/15/2028	224	229
Ginnie Mae I Pool 7% 10/15/2028	52	52
Ginnie Mae I Pool 7% 10/15/2031	4,186	4,333
Ginnie Mae I Pool 7% 12/15/2028	312	318
Ginnie Mae I Pool 7% 12/15/2030	6,222	6,438
Ginnie Mae I Pool 7% 2/15/2028	96	97
Ginnie Mae I Pool 7% 2/15/2028	6,883	6,959
Ginnie Mae I Pool 7% 2/15/2031	304	315
Ginnie Mae I Pool 7% 2/15/2032	13,499	14,009
Ginnie Mae I Pool 7% 2/15/2032	423	438
Ginnie Mae I Pool 7% 3/15/2028	343	347
Ginnie Mae I Pool 7% 3/15/2029	1,934	1,983
Ginnie Mae I Pool 7% 3/15/2032	7,229	7,456
Ginnie Mae I Pool 7% 3/15/2032	68	71
Ginnie Mae I Pool 7% 3/15/2032	7,380	7,624
Ginnie Mae I Pool 7% 4/15/2028	59	59
Ginnie Mae I Pool 7% 4/15/2028	675	686
Ginnie Mae I Pool 7% 4/15/2029	2,330	2,385
Ginnie Mae I Pool 7% 4/15/2029	968	986
Ginnie Mae I Pool 7% 4/15/2031	1,578	1,611
Ginnie Mae I Pool 7% 4/15/2032	391	405
Ginnie Mae I Pool 7% 4/15/2032	1,414	1,462
Ginnie Mae I Pool 7% 4/15/2032	2,059	2,141
Ginnie Mae I Pool 7% 4/15/2032	18,025	18,765
Ginnie Mae I Pool 7% 5/15/2029	2,000	2,050
Ginnie Mae I Pool 7% 5/15/2032	696	725
Ginnie Mae I Pool 7% 6/15/2028	3,792	3,825
Ginnie Mae I Pool 7% 6/15/2028	825	839
Ginnie Mae I Pool 7% 6/15/2032	145	151
Ginnie Mae I Pool 7% 6/15/2032	1,989	2,059
Ginnie Mae I Pool 7% 6/15/2032	158	164
Ginnie Mae I Pool 7% 6/15/2032	5,293	5,507
Ginnie Mae I Pool 7% 7/15/2028	1,422	1,432
Ginnie Mae I Pool 7% 7/15/2028	169	172
Ginnie Mae I Pool 7% 7/15/2028	616	624
Ginnie Mae I Pool 7% 7/15/2031	759	787
Ginnie Mae I Pool 7% 7/15/2031	2,950	3,055
Ginnie Mae I Pool 7% 7/15/2031	1,367	1,410
Ginnie Mae I Pool 7% 7/15/2032	2,131	2,191
Ginnie Mae I Pool 7% 7/15/2032	682	711
Ginnie Mae I Pool 7% 8/15/2031	3,190	3,249
Ginnie Mae I Pool 7% 8/15/2031	1,816	1,885
Ginnie Mae I Pool 7% 8/15/2031	225	230
Ginnie Mae I Pool 7% 9/15/2028	27	27
Ginnie Mae I Pool 7% 9/15/2028	74	76
Ginnie Mae I Pool 7% 9/15/2029	24	23
Ginnie Mae I Pool 7% 9/15/2031	475	493
Ginnie Mae I Pool 7% 9/15/2031	3,149	3,247
Ginnie Mae I Pool 7% 9/15/2031	853	878
Ginnie Mae I Pool 7.5% 1/15/2026	25	25
Ginnie Mae I Pool 7.5% 10/15/2027	413	421
Ginnie Mae I Pool 7.5% 10/15/2027	255	259
Ginnie Mae I Pool 7.5% 10/15/2028	4,059	4,179
Ginnie Mae I Pool 7.5% 11/15/2025	16	15
Ginnie Mae I Pool 7.5% 11/15/2027	192	192
Ginnie Mae I Pool 7.5% 12/15/2025	31	31
Ginnie Mae I Pool 7.5% 12/15/2027	845	868
Ginnie Mae I Pool 7.5% 2/15/2027	307	311
Ginnie Mae I Pool 7.5% 3/15/2028	2,774	2,847
Ginnie Mae I Pool 7.5% 4/15/2027	128	130
Ginnie Mae I Pool 7.5% 4/15/2027	437	446
Ginnie Mae I Pool 7.5% 4/15/2027	1,267	1,289
Ginnie Mae I Pool 7.5% 4/15/2027	208	211
Ginnie Mae I Pool 7.5% 4/15/2027	435	444
Ginnie Mae I Pool 7.5% 4/15/2027	363	371
Ginnie Mae I Pool 7.5% 4/15/2027	954	974
Ginnie Mae I Pool 7.5% 4/15/2027	105	107
Ginnie Mae I Pool 7.5% 4/15/2027	113	114
Ginnie Mae I Pool 7.5% 5/15/2027	192	193
Ginnie Mae I Pool 7.5% 6/15/2027	426	433
Ginnie Mae I Pool 7.5% 6/15/2027	117	119
Ginnie Mae I Pool 7.5% 7/15/2027	1,040	1,047
Ginnie Mae I Pool 7.5% 8/15/2028	602	610
Ginnie Mae I Pool 8% 3/15/2030	1,269	1,335
Ginnie Mae I Pool 8% 5/15/2030	651	687
Ginnie Mae I Pool 8% 9/15/2030	1,297	1,367
Ginnie Mae II Pool 2% 1/20/2051	673,637	571,727
Ginnie Mae II Pool 2% 10/1/2054 (f)	46,575,000	39,478,452
Ginnie Mae II Pool 2% 10/20/2050	7,993,198	6,781,458
Ginnie Mae II Pool 2% 11/1/2054 (f)	22,000,000	18,688,828
Ginnie Mae II Pool 2% 11/20/2050	3,696,853	3,137,579
Ginnie Mae II Pool 2% 12/20/2050	5,138,366	4,354,592
Ginnie Mae II Pool 2% 2/20/2051	754,175	639,138
Ginnie Mae II Pool 2% 4/20/2051	305,898	259,238
Ginnie Mae II Pool 2.5% 10/1/2054 (f)	26,350,000	23,210,021
Ginnie Mae II Pool 2.5% 11/1/2054 (f)	20,000,000	17,654,688
Ginnie Mae II Pool 2.5% 12/20/2051	130,558	114,980
Ginnie Mae II Pool 3% 1/20/2032	391,830	382,546
Ginnie Mae II Pool 3% 10/1/2054 (f)	25,175,000	22,958,898
Ginnie Mae II Pool 3% 10/20/2031	127,368	124,404
Ginnie Mae II Pool 3% 11/1/2054 (f)	11,550,000	10,550,203
Ginnie Mae II Pool 3% 11/20/2031	137,848	134,602
Ginnie Mae II Pool 3% 12/20/2031	208,636	203,722
Ginnie Mae II Pool 3% 12/20/2046	615,433	565,950
Ginnie Mae II Pool 3% 2/20/2031	16,939	16,566
Ginnie Mae II Pool 3% 3/20/2031	35,053	34,276
Ginnie Mae II Pool 3% 3/20/2046	105,965	97,776
Ginnie Mae II Pool 3% 4/20/2031	130,509	127,594
Ginnie Mae II Pool 3% 4/20/2047	34,748	31,954
Ginnie Mae II Pool 3% 5/20/2031	272,394	266,266
Ginnie Mae II Pool 3% 7/20/2031	3,584	3,502
Ginnie Mae II Pool 3% 8/20/2031	41,965	41,001
Ginnie Mae II Pool 3% 9/20/2031	16,822	16,433
Ginnie Mae II Pool 3.5% 10/1/2054 (f)	13,550,000	12,736,760
Ginnie Mae II Pool 3.5% 12/20/2040	103,260	99,409
Ginnie Mae II Pool 4% 1/20/2041	340,059	334,336
Ginnie Mae II Pool 4% 1/20/2042	1,151,334	1,131,189
Ginnie Mae II Pool 4% 10/1/2054 (f)	5,200,000	5,027,678
Ginnie Mae II Pool 4% 10/20/2040	165,655	162,879
Ginnie Mae II Pool 4% 11/20/2040	668,112	656,890
Ginnie Mae II Pool 4% 2/20/2041	11,136	10,948
Ginnie Mae II Pool 4% 3/20/2047	172,702	169,047
Ginnie Mae II Pool 4% 4/20/2047	620,896	607,755
Ginnie Mae II Pool 4% 5/20/2046	960,256	941,133
Ginnie Mae II Pool 4% 6/20/2045	109,934	107,882
Ginnie Mae II Pool 4% 7/20/2044	6,884	6,749
Ginnie Mae II Pool 4% 8/20/2043	40,985	40,214
Ginnie Mae II Pool 4% 8/20/2045	797,981	782,090
Ginnie Mae II Pool 4% 9/20/2040	261,738	257,347
Ginnie Mae II Pool 4.5% 10/1/2054 (f)	10,800,000	10,662,453
Ginnie Mae II Pool 4.5% 3/20/2041	15,025	15,134
Ginnie Mae II Pool 4.5% 5/20/2040	100,318	101,025
Ginnie Mae II Pool 4.5% 5/20/2041	29,198	29,411
Ginnie Mae II Pool 4.5% 7/20/2040	76,335	76,878
Ginnie Mae II Pool 4.5% 9/20/2040	348,274	350,764
Ginnie Mae II Pool 5% 10/1/2054 (f)	11,750,000	11,771,668
Ginnie Mae II Pool 5% 11/1/2054 (f)	5,050,000	5,059,074
Ginnie Mae II Pool 5.5% 10/1/2054 (f)	19,600,000	19,789,838
Ginnie Mae II Pool 6% 10/1/2054 (f)	38,800,000	39,451,337
Ginnie Mae II Pool 6.5% 10/1/2054 (f)	7,600,000	7,775,040
Uniform Mortgage Backed Securities 2% 10/1/2039 (f)	8,375,000	7,663,452
Uniform Mortgage Backed Securities 2% 10/1/2054 (f)	84,550,000	69,912,282
Uniform Mortgage Backed Securities 2% 11/1/2039 (f)	5,500,000	5,041,309
Uniform Mortgage Backed Securities 2% 11/1/2054 (f)	42,200,000	34,943,579
Uniform Mortgage Backed Securities 2.5% 10/1/2054 (f)	18,050,000	15,575,881
Uniform Mortgage Backed Securities 3% 10/1/2054 (f)	5,650,000	5,070,875
Uniform Mortgage Backed Securities 3.5% 10/1/2054 (f)	8,800,000	8,197,406
Uniform Mortgage Backed Securities 4% 10/1/2054 (f)	900,000	864,316
Uniform Mortgage Backed Securities 4.5% 10/1/2054 (f)	14,175,000	13,935,243
Uniform Mortgage Backed Securities 4.5% 11/1/2054 (f)	5,675,000	5,579,234
Uniform Mortgage Backed Securities 5% 10/1/2039 (f)	6,500,000	6,581,504
Uniform Mortgage Backed Securities 5.5% 10/1/2054 (f)	14,800,000	14,972,860
Uniform Mortgage Backed Securities 6% 10/1/2054 (f)	48,500,000	49,562,835
Uniform Mortgage Backed Securities 6% 11/1/2054 (f)	9,350,000	9,557,818
Uniform Mortgage Backed Securities 6.5% 10/1/2054 (f)	3,400,000	3,505,320
TOTAL UNITED STATES		1,017,444,889
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,043,455,748)		1,017,444,889

U.S. Treasury Obligations - 42.6%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.89	22,865,200	15,105,322
US Treasury Bonds 1.75% 8/15/2041	1.90	80,591,100	57,140,979
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	31,353,457
US Treasury Bonds 2% 11/15/2041	2.00	13,511,200	9,933,898
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	67,048,855
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	26,412,032
US Treasury Bonds 3% 2/15/2047	1.14 to 1.86	42,593,200	34,903,131
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	58,000,000	52,342,735
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	4,095,175
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	130,236,000	129,691,654
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	98,700,000	100,581,469
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.57	4,500,000	4,769,296
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	19,710,000	21,379,191
US Treasury Notes 1.125% 8/31/2028	1.40	70,526,300	64,247,806
US Treasury Notes 1.25% 5/31/2028	1.37	155,752,000	143,358,765
US Treasury Notes 1.25% 9/30/2028	1.41	15,938,200	14,564,775
US Treasury Notes 1.75% 1/31/2029	1.74	27,595,700	25,582,076
US Treasury Notes 2.625% 7/31/2029	3.08	37,400,000	35,817,805
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	88,237,000	83,404,646
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	176,405,648
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	141,982,538
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	37,948,879
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	7,045,937
US Treasury Notes 3.75% 8/31/2031	3.52	60,400,000	60,720,875
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	42,294,000	42,634,335
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	112,577,812
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	65,506,875
US Treasury Notes 4% 6/30/2028	4.23	25,000,000	25,374,024
US Treasury Notes 4.125% 11/15/2032	3.54	18,600,000	19,132,570
US Treasury Notes 4.125% 7/31/2028	4.18	25,000,000	25,485,352
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	72,960,821
US Treasury Notes 4.25% 6/30/2031	4.12	49,300,000	51,037,055
US Treasury Notes 4.375% 11/30/2030	4.35	65,000,000	67,617,774
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	47,522,461
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	45,744,082
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,035,796,802)			1,921,430,105

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $138,499,289)	4.89	138,471,954	138,499,649

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	3,700,000	101,049
Option on an interest rate swap with Bank of America NA to pay a fixed rate of 3.14% and receive a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	48,999
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	2,500,000	76,827
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	11,900,000	81,516
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the US SOFR Index, expiring May 2035	5/15/25	2,400,000	23,821
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	1,900,000	67,340
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	6,300,000	168,656
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	96,128
Option on an interest rate swap with Goldman Sachs Bank USA to pay a fixed rate of 3.1415% and receive a floating rate based on US SOFR Index, expiring September 2035	9/15/25	1,100,000	41,533
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay a fixed rate of 3.17% and receive a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	135,659

TOTAL PUT SWAPTIONS			841,528
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	3,700,000	202,195
Option on an interest rate swap with Bank of America NA to receive a fixed rate of 3.14% and pay a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	34,619
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	2,500,000	116,645
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	11,900,000	633,746
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the US SOFR Index, expiring May 2035	5/15/25	2,400,000	143,867
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	1,900,000	78,460
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	6,300,000	228,561
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	103,106
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.1415% and pay a floating rate based on US SOFR Index, expiring September 2035	9/15/25	1,100,000	29,503
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive a fixed rate of 3.17% and pay a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	103,636

TOTAL CALL SWAPTIONS			1,674,338
TOTAL PURCHASED SWAPTIONS (Cost $2,739,642)			2,515,866

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $5,189,839,540)	4,962,521,957
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(456,381,785)
NET ASSETS - 100.0%	4,506,140,172

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2054	(22,000,000)	(18,647,900)
Ginnie Mae II Pool 2.5% 10/1/2054	(20,000,000)	(17,616,714)
Ginnie Mae II Pool 3% 10/1/2054	(11,550,000)	(10,533,278)
Ginnie Mae II Pool 3.5% 10/1/2054	(1,800,000)	(1,691,968)
Ginnie Mae II Pool 4% 10/1/2054	(1,100,000)	(1,063,547)
Ginnie Mae II Pool 4.5% 10/1/2054	(5,700,000)	(5,627,406)
Ginnie Mae II Pool 5% 10/1/2054	(5,050,000)	(5,059,313)
Uniform Mortgage Backed Securities 2% 10/1/2039	(5,500,000)	(5,032,715)
Uniform Mortgage Backed Securities 2% 10/1/2054	(61,500,000)	(50,852,813)
Uniform Mortgage Backed Securities 2.5% 10/1/2054	(17,725,000)	(15,295,429)
Uniform Mortgage Backed Securities 3% 10/1/2054	(17,900,000)	(16,065,250)
Uniform Mortgage Backed Securities 3.5% 10/1/2054	(14,950,000)	(13,926,275)
Uniform Mortgage Backed Securities 4% 10/1/2054	(5,500,000)	(5,281,934)
Uniform Mortgage Backed Securities 4.5% 10/1/2054	(12,775,000)	(12,558,922)
Uniform Mortgage Backed Securities 4.5% 11/1/2054	(7,100,000)	(6,980,188)
Uniform Mortgage Backed Securities 5% 10/1/2039	(3,000,000)	(3,037,617)
Uniform Mortgage Backed Securities 5.5% 10/1/2054	(4,400,000)	(4,451,391)
Uniform Mortgage Backed Securities 6% 10/1/2054	(9,350,000)	(9,554,897)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(203,277,557)

TOTAL TBA SALE COMMITMENTS (Proceeds $204,555,444)		(203,277,557)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	173	Dec 2024	19,770,656	(115,207)	(115,207)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	39	Dec 2024	5,190,656	(161,181)	(161,181)

TOTAL PURCHASED					(276,388)

Sold

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	100	Dec 2024	20,824,219	49,711	49,711
CBOT 5-Year U.S. Treasury Note Contracts (United States)	85	Dec 2024	9,340,039	57,535	57,535
CBOT Long Term U.S. Treasury Bond Contracts (United States)	36	Dec 2024	4,470,750	58,810	58,810

TOTAL SOLD					166,056

TOTAL FUTURES CONTRACTS					(110,332)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A BBB Index Series 16		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	130,000	20,149	(39,045)	(18,896)
CMBX N.A BBB Index Series 17		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly	600,000	71,254	(78,796)	(7,542)
CMBX N.A BBB Index Series 16		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	10,125	(34,150)	(24,025)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	530,000	82,144	(133,010)	(50,866)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	38,747	(66,427)	(27,680)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	38,747	(71,230)	(32,483)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	71,295	(113,398)	(42,103)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	18,599	(28,160)	(9,561)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	32,548	(47,956)	(15,408)
CMBX N.A BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	46,497	(50,154)	(3,657)
CMBX N.A BBB Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	35,627	(41,672)	(6,045)
CMBX N.A BBB Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	47,503	(56,950)	(9,447)
CMBX N.A BBB Index Series 13		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	2,496	(4,718)	(2,222)
CMBX N.A BBB Index Series 13		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	5,228	(11,839)	(6,611)
CMBX N.A BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	490,000	75,944	(127,903)	(51,959)
CMBX N.A BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	230,000	35,647	(52,680)	(17,033)
CMBX N.A BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	340,000	52,696	(75,296)	(22,600)
CMBX N.A BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	500,000	77,494	(136,386)	(58,892)
CMBX N.A BBB Index Series 17		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	23,751	(32,263)	(8,512)

TOTAL BUY PROTECTION							786,491	(1,202,033)	(415,542)
Sell Protection
CMBX N.A BBB Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	(2,967)	14,179	11,212
CMBX N.A BBB Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(14,882)	73,139	58,257
CMBX N.A BBB Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,900,000	(44,429)	60,939	16,510
CMBX N.A BBB Index Series 17	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,800,000	(37,558)	37,980	422
CMBX N.A BBB Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(21,645)	25,843	4,198
CMBX N.A BBB Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(11,392)	15,226	3,834
CMBX N.A BBB Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(27,126)	32,369	5,243
CMBX N.A BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,400,000	(22,037)	27,928	5,891
CMBX N.A BBB Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,200,000	(87,636)	105,244	17,608
CMBX N.A BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	4,200,000	(66,112)	84,393	18,281
CMBX N.A BBB Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(12,519)	12,516	(3)
CMBX N.A BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(9,445)	9,470	25

TOTAL SELL PROTECTION							(357,748)	499,226	141,478
TOTAL CREDIT DEFAULT SWAPS							428,743	(702,807)	(274,064)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	38,848,000	122,345	0	122,345
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	8,880,000	62,276	0	62,276
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	36,702,000	167,537	0	167,537
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	4,767,000	26,302	0	26,302
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	32,542,000	311,737	0	311,737
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	6,430,000	(70,807)	0	(70,807)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	8,170,000	177,854	0	177,854
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	507,000	(16,108)	0	(16,108)
TOTAL INTEREST RATE SWAPS							781,136	0	781,136

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $694,044,818 or 15.8% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,738,216.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $518,649.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	75,335,255	783,738,391	720,574,622	3,395,827	625	-	138,499,649	0.3%
Fidelity Securities Lending Cash Central Fund	-	151,626,568	151,626,568	8,622	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	71,071,422	3,093,524	-	3,093,276	-	1,881,516	76,046,462	31.2%
Total	146,406,677	938,458,483	872,201,190	6,497,725	625	1,881,516	214,546,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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